As filed with the Securities and Exchange Commission on October 30, 2000


                                             1933 Act Registration No. 333-66181
                                             1940 Act Registration No. 811-09079


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]

        Pre-Effective Amendment No.  _____   [     ]


        Post-Effective Amendment No.   7     [  X  ]
                                     -----


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]


        Amendment No.   8
                      -----


                        (Check appropriate box or boxes)

                         MORGAN KEEGAN SELECT FUND, INC.
               (Exact name of registrant as specified in charter)
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph (b)
[X] On November 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] On  ___________  pursuant  to  paragraph  (a)(1)
[ ] 75 days  after  filing pursuant to paragraph (a)(2)
[ ] On ___________  pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Morgan Keegan Select Fund, Inc.

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents.

        Cover Sheet

        Contents of Registration Statement

        Part A -      Prospectus  - Morgan  Keegan  Intermediate  Bond  Fund and
                                    Morgan Keegan High Income Fund
                      Prospectus -  Morgan Keegan Select Capital Growth Fund

        Part B -      Statement of Additional Information - Morgan Keegan
                                                            Intermediate Bond
                                                            Fund and Morgan
                                                            Keegan High Income
                                                            Fund
                      Statement of Additional Information - Morgan Keegan Select
                                                            Capital Growth Fund

        Part C -      Other Information

        Signature Page

        Exhibit Index

        Exhibits

PROSPECTUS

[LOGO Morgan Keegan Select Fund, Inc.]

MORGAN KEEGAN INTERMEDIATE BOND FUND
A BOND FUND FOR INVESTORS WHO SEEK TO EARN A HIGH LEVEL OF INCOME PRIMARILY FROM INTERMEDIATE MATURITY, INVESTMENT GRADE BONDS.

MORGAN KEEGAN HIGH INCOME FUND
A BOND FUND FOR INVESTORS WHO CAN ACCEPT HIGHER RISK AND SEEK TO EARN A HIGH LEVEL OF INCOME PRIMARILY FROM BELOW INVESTMENT GRADE BONDS.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                          MORGAN KEEGAN & COMPANY, INC.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 (901) 524-4100
                                 (800) 366-7426

                             Dated: November 1, 2000

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Morgan Keegan Intermediate Bond Fund...........................................1
  Principal Objectives.........................................................1
  Principal Investment Strategies..............................................1
  Principal Risks..............................................................2
  Fees and Expenses of the Intermediate Bond Fund..............................3
Morgan Keegan High Income Fund.................................................5
  Principal Objectives.........................................................5
  Principal Investment Strategies..............................................5
  Principal Risks..............................................................6
  Fees and Expenses of the High Income Fund....................................8
Your Account..................................................................10
  Buying shares...............................................................10
  Choosing a Share Class......................................................10
  Class Comparison............................................................11
  Policies for Buying Shares..................................................12
  To Add to an Account........................................................13
  Buying Shares Through an Investment Broker..................................13
  Internet....................................................................14
  Selling Shares..............................................................14
  To Sell Some or All of Your Shares..........................................15
Account Policies..............................................................15
Additional Policies...........................................................16
Investor Services.............................................................17
Funds' Management and Investment Adviser......................................18
Funds' Portfolio Manager......................................................18
Funds' Distributor............................................................18
Distributions.................................................................19
Tax Considerations............................................................19
More About Risk...............................................................20
  Other Securities and Risks..................................................20
Financial Highlights..........................................................21
Account Application...........................................................24
For Additional Information............................................Back Cover

MORGAN KEEGAN INTERMEDIATE BOND FUND

PRINCIPAL OBJECTIVES

The fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective, when consistent with the fund's primary objective.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objectives by investing at least 65% of its total assets in investment grade, intermediate term maturity bonds (those bonds rated investment grade by at least one nationally recognized statistical rating organization ("NRSRO") with effective maturities of 1 to 10 years) that Morgan Asset Management, Inc. (the "Adviser") believes offer attractive yield and capital appreciation potential. Investment grade securities purchased by the fund will be rated, at the time of investment, at least BBB by at least one NRSRO including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") or, if unrated, will be determined by the Adviser to be of comparable quality. If a security satisfies the fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the fund will not be required to dispose of such security. If a downgrade occurs, the Adviser will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders. The policy of the fund is to keep the portfolio's average effective maturity between 3 and 10 years.

In managing the fund's portfolio, the Adviser will focus on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser will invest in securities that it believes offer potentially better yield or total return (the combination of yield and price appreciation) than securities of comparable rating and maturity. Similarly, the Adviser will sell securities that it believes no longer offer potentially better yield or total return than other available securities. This strategy is generally referred to as a "value" approach and is primarily concerned with individual security and sector selection. In addition, the Adviser's strategy does not attempt to forecast interest rate movements; rather the goal is to keep the fund's assets "fully invested" (hold a minimal amount of cash reserves -- generally less than 10%) and to maintain a relatively stable average effective portfolio maturity.

The fund may invest in U.S. Government securities, corporate bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities. Moreover, in addition to purchasing investment grade securities to fulfill its investment objectives, the fund may invest up to 35% of its assets in below investment grade bonds (commonly referred to as "junk bonds"), convertible securities and common stocks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the investment strategy of the fund.

A variety of factors may influence the fund's investment performance, such as:

        O BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond's price to fall. Interest rate risk is generally greater the longer the remaining maturity of the bonds. Prices will usually decrease more for a longer term bond when interest rates rise.

        O PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity rate. This is a risk especially associated with mortgage and asset backed securities.


        O BELOW INVESTMENT GRADE BONDS RISK. These bonds involve a higher degree of credit risk. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider these bonds to be speculative in nature.


        O EQUITY SECURITY RISK. Because the fund can invest in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.



PERFORMANCE

Performance information for the fund will be available after the fund has completed its first calendar year.

FEES AND EXPENSES OF THE INTERMEDIATE BOND FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES (fees paid directly from
your investment)                                     Class A       Class C       Class I
-----------------------------------------------      ------------- ------------- -----------

Maximum sales charge (Load)                          2.00%         0.00%         0.00%
(as a percentage of offering price)
Maximum deferred sales charge (Load)                 0.00%         1.00%         0.00%
(as a percentage of the lesser of the
offering price or net asset value)
Maximum sales charge (Load) Imposed on               None          None          None
reinvested dividends and other distributions
Redemption Fee (as a percentage of amount            None          None          None
redeemed)
Exchange Fee                                         None          None          None
Maximum Account Fee                                  None          None          None


ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from fund assets)                       Class A       Class C       Class I
-----------------------------------------------      ------------- ------------- -----------

Management fee                                       0.40%         0.40%         0.40%
Distribution (12b-1) fees                            0.25%         0.60%         0.00%
Other expenses                                       0.86%         0.85%         0.86%
                                                     ------------- ------------- -----------
Total annual fund operating expenses(1)              1.51%         1.85%         1.26%
                                                     ============= ============= ===========

Fee Waiver                                           0.61%         0.60%         0.61%
                                                     ============= ============= ===========
Net Expenses:                                        0.90%         1.25%         0.65%


(1) The Adviser has agreed to waive its fee and to reimburse the fund until June 30, 2001 to the extent its total annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 0.90% of net assets of Class A shares, 1.25% of net assets of Class C shares and 0.65% of net assets of Class I shares.



EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        Class A         Class C        Class I
                                   ---------------- --------------- ------------

1 Year                                   $290             $229           $67
1 Year (if shares are not                $290             $129           $67
redeemed)
3 Years (whether or not shares           $610             $525          $341
are redeemed)
5 Years (whether or not shares           $954             $949          $636
are redeemed)
10 Years (whether or not shares         $1,924           $2,131        $1,478
are redeemed)

MORGAN KEEGAN HIGH INCOME FUND

PRINCIPAL OBJECTIVES

The fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objectives by investing at least 65% of its total assets in below investment grade bonds (bonds that are rated BB or below by an NRSRO, and that are deemed to be speculative as to the issuer's ability to make payments of principal and interest when due) that the Adviser believes offer attractive yield and capital appreciation potential. All securities purchased by the fund will be rated, at the time of investment, at least CCC by at least one NRSRO including, but not limited to, S&P and Moody's or, if unrated, determined by the Adviser to be of comparable quality. If a security satisfies the fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the fund will not be required to dispose of such security. If a downgrade occurs, the Adviser will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders.

In managing the fund's portfolio, the Adviser will focus on those securities believed to offer the most attractive value relative to alternative investments. That is, the Adviser will invest in securities that it believes offer potentially better yield or total return (the combination of yield and price appreciation) than securities of comparable rating and maturity. Similarly, the Adviser will sell securities that it believes no longer offer potentially better yield or total return than other available securities. This strategy is generally referred to as a "value" approach and is primarily concerned with individual security and sector selection. In addition, the Adviser's strategy does not attempt to forecast interest rate movements; rather the goal is to keep the fund's assets "fully invested" (hold a minimal amount of cash reserves -- generally less than 10%) and to maintain a relatively stable average effective portfolio maturity. The policy of the fund is to keep the portfolio's average effective maturity between 3 and 15 years.

Up to 100% of the fund's total assets may consist of debt securities that are rated below investment grade and their unrated equivalents (deemed by the Adviser to be of comparable quality). Types of debt securities include, but are not limited to, bonds, debentures, notes, mortgage-backed and asset-backed securities, convertible debt securities of domestic and foreign corporations, and municipal and foreign government obligations. The fund may invest up to 20% of its assets in foreign debt and equity securities. Equity securities include common stock, preferred stock and convertible preferred securities. The fund may invest up to 35% of its assets in other debt securities including investment grade securities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to effectively implement the investment strategies of the fund.

 A variety of factors may influence its investment performance, such as:


        O BELOW INVESTMENT GRADE BONDS RISK. The fund invests primarily in below investment grade bonds. These bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. NRSROs consider such bonds to be speculative in nature.


        O BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the fund, will fall. A broad-based market drop may also cause a bond's price to fall. Interest rate risk is generally greater the longer the remaining maturity of the bonds. Prices will usually decrease more for a longer term bond when interest rates rise.

        O PREPAYMENT RISK. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity rate. This is a risk especially associated with mortgage and asset-backed securities.

        O FOREIGN INVESTING RISK. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Owning foreign securities could cause the fund's performance to fluctuate more than if it held only U.S. securities.

        O CURRENCY RISK. The values of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

        O EQUITY SECURITY RISK. Because the fund can invest in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


PERFORMANCE

Performance information for the fund will be available after the fund has completed its first calendar year.

FEES AND EXPENSES OF THE HIGH INCOME FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from
your investment)                                      Class A       Class C       Class I
-----------------------------------------------       ------------- ------------- -----------

Maximum sales charge (Load)                           2.50%         0.00%         0.00%
(as a percentage of offering price)
Maximum deferred sales charge (Load)                  0.00%         1.00%         0.00%
(as a percentage of the lesser of the
offering price or net asset value)
Maximum sales charge (Load) Imposed on                None          None          None
reinvested dividends and other distributions
Redemption Fee (as a percentage of amount             None          None          None
redeemed)
Exchange Fee                                          None          None          None
Maximum Account Fee                                   None          None          None


ANNUAL FUND EXPENSES (expenses that are
deducted from fund assets)                            Class A       Class C       Class I
-----------------------------------------------       ------------- ------------- -----------

Management fee                                        0.75%         0.75%         0.75%
Distribution (12b-1) fees                             0.25%         0.75%         0.00%
Other expenses                                        0.61%         0.61%         0.62%
                                                      ------------- ------------- -----------
Total annual fund operating expenses(1)               1.61%         2.11%         1.37%
                                                      ============= ============= ===========

Fee Waiver                                            0.36%         0.36%         0.37%
                                                      ============= ============= ===========
Net Expenses:                                         1.25%         1.75%         1.00%

(1) The Adviser has agreed to waive its fee and to reimburse the fund until June 30, 2001 to the extent its annual operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 1.25% of net assets of Class A shares, 1.75% of net assets of Class C shares and 1.00% of net assets of Class I shares.



EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        Class A         Class C        Class I
                                   ---------------- --------------- ------------

1 Year                                   $375             $278          $102
1 Year (if shares are not                $375             $178          $102
redeemed)
3 Years (whether or not shares           $713             $628          $399
are redeemed)
5 Years (whether or not shares          $1,074           $1,105         $718
are redeemed)
10 Years (whether or not shares         $2,093           $2,424        $1,623
are redeemed)

YOUR ACCOUNT

BUYING SHARES If you are buying shares through a Morgan Keegan & Company, Inc. ("Morgan Keegan") investment broker, he or she can assist you with all phases of your investment.

MINIMUM INITIAL INVESTMENT FOR CLASS A AND CLASS C SHARES:

o       $1,000
o       $250 for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENTS:

o       $50 for any account

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To buy shares without the help of a Morgan Keegan investment broker, please use the instructions on these pages.

CHOOSING A SHARE CLASS

Each fund offers three share classes. Each class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount OR if you plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C shares.

Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan investment broker can help you choose the share class that makes the most sense for you.

CLASS COMPARISON

CLASS A -- FRONT LOAD


o Initial sales charge of 2.00% for the Morgan Keegan Intermediate Bond Fund and 2.50% for the Morgan Keegan High Income Fund (in either case, as a percentage of offering price which includes the sales load); see schedule below.
o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.
o Lower annual expenses than Class C shares due to lower distribution (12b-1) fee of 0.25%.
o "Letter of intent" allows you to count all investments in this or other Morgan Keegan funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.


--------------------------------------------------------------------------------
                      Morgan Keegan Intermediate Bond Fund


  --------------------------------------------------------------------------
                              Class A Sales Charge

--------------------------------------------------------------------------------

                                                                 As a % of net
   Your investment           As a % of offering price           amount invested
--------------------------------------------------------------------------------
up to $49,999                       2.00%                            2.04%
$50,000 to $99,999                  1.75%                            1.78%
$100,000 to $249,999                1.50%                            1.52%
$250,000 to $499,999                1.00%                            1.01%
$500,000 to $999,999                0.75%                            0.76%
$1 million and over                 0.00%                            0.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Morgan Keegan High Income Fund


  --------------------------------------------------------------------------
                              Class A Sales Charge

--------------------------------------------------------------------------------

                                                                 As a % of net
   Your investment           As a % of offering price           amount invested
--------------------------------------------------------------------------------
up to $49,999                       2.50%                            2.56%
$50,000 to $99,999                  2.25%                            2.30%
$100,000 to $249,999                1.75%                            1.78%
$250,000 to $499,999                1.25%                            1.27%
$500,000 to $999,999                1.00%                            1.01%
$1 million and over                 0.00%                            0.00%
--------------------------------------------------------------------------------


CLASS C -- LEVEL LOAD

o   No initial sales charge.
o Deferred sales charge of 1% of the lesser of the purchase price of the shares or their net asset value at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the deferred sales charge will be applied to the oldest shares held first.
o Annual distribution (12b-1) fee of 0.60% for the Morgan Keegan Intermediate Bond Fund and 0.75% for the Morgan Keegan High Income Fund.


CLASS I -- NO LOAD

o   No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other share classes.
o Available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees (contact your Morgan Keegan investment broker for information).

POLICIES FOR BUYING SHARES

Once you have chosen a share class, complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.


TIMING OF REQUESTS. All requests received by the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day's closing share price. To purchase shares at the next computed net asset value an investor must submit an order to Morgan Keegan by completing the enclosed purchase application and sending it along with a check to Morgan Keegan at the address listed in the application or through a pre-authorized check or transfer plan offered by other financial institutions.


PURCHASES BY CHECK. Complete the enclosed purchase application. Forward your application, with all appropriate sections completed, along with a check for your initial investment payable to your Morgan Keegan investment broker or Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

TO ADD TO AN ACCOUNT

BY PHONE.  Contact Morgan Keegan at 800-366-7426.

BY CHECK. Fill out the investment stub from an account statement, or indicate the fund name and share class on your check. Make checks payable to "Morgan Keegan." Mail the check and stub to Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

SYSTEMATIC INVESTMENT. Call Morgan Keegan to verify that systematic investment is in place on your account, or to request a form to add it. Investments are automatic once this is in place.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

BUYING SHARES THROUGH AN INVESTMENT BROKER

BY MAIL. Send a completed purchase application to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number, if any, of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request, you or your investment broker can buy shares by calling Morgan Keegan at 800-366-7426. A confirmation will be mailed to you promptly. Purchase requests, where the investor making the request does not currently have an account with Morgan Keegan, must be made by written application and be accompanied by a check to Morgan Keegan.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges will be made by telephone.

BY SYSTEMATIC INVESTMENT.  See plan information on page 14.




MORGAN KEEGAN & CO., INC.
50 North Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, Central time)


INTERNET

www.morgankeegan.com

SELLING SHARES

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS. Please submit instructions in writing when any of the following apply:

o   You are selling more than $100,000 worth of shares
o   The name or address on the account has changed within the last 30 days
o You want the proceeds to go to a name or address not on the account registration
o You are transferring shares to an account with a different registration or share class
o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

    CORPORATE ACCOUNTS: certified copy of a corporate resolution
    FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.


TIMING OF REQUESTS. All requests received by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.


SELLING RECENTLY PURCHASED SHARES. If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

TO SELL SOME OR ALL OF YOUR SHARES

THROUGH AN INVESTMENT BROKER

BY MAIL. Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling Morgan Keegan at 800-366-7426. A check will be mailed to you on the following business day.

BY  EXCHANGE.  Read the prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC WITHDRAWAL.   See plan information on page 14.

MORGAN KEEGAN & CO., INC.
50 North Front Street
Memphis, TN 38103


Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, Central time)


INTERNET

www.morgankeegan.com

ACCOUNT POLICIES

BUSINESS HOURS. The funds are open the same days as the NYSE (generally Monday through Friday). Representatives of the funds are available normally from 8:30 a.m. to 4:30 p.m. Central time on these days.


CALCULATING SHARE PRICE. The offering price of a share is its net asset value plus a sales charge, if applicable. Each fund calculates net asset value (NAV) every business day at the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) by subtracting the liabilities attributable to shares from the total assets attributable to such shares and dividing the result by the number of shares outstanding. The fund normally obtains market values for its securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the funds believe that a market quote does not reflect a security's true value, the funds may substitute for the market quote a fair value estimate made according to methods approved by the Board of Directors. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can't buy or sell fund shares.


TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your investment broker can also use these privileges to request exchanges on your account, and with your written permission, redemptions.

As long as Morgan Keegan takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The funds may suspend or eliminate the telephone privilege at any time. The funds will provide 7 days' prior written notice before suspending or eliminating telephone privileges.


EXCHANGE PRIVILEGES. There is no fee to exchange shares of the funds for shares of other Morgan Keegan Select Fund, Inc. funds. Your new fund shares will be the same class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.


Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the funds currently limit each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request. The funds will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNTS WITH LOW BALANCES. If the value of your account falls below $500, due to exchanges and redemption, Morgan Keegan may mail you a notice asking you to bring the account back up to $500 or close it out. If you do not take action within 60 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES. For 120 days after you sell Class A shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of either fund or the Morgan Keegan Southern Capital Fund at net asset value, without payment of a sales charge.

ADDITIONAL POLICIES

Please note that the funds maintain additional policies and reserve certain rights, including:

Class A shares may be acquired without a sales charge if the purchase is made through a Morgan Keegan investment broker who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. In addition, Class A shares may be acquired without a sales charge if a purchase is made with the proceeds of a redemption of other fixed income mutual fund shares, provided that the purchaser paid a sales charge in connection with purchasing or redeeming these shares and further provided that the purchase of the Class A shares of the fund is made within 30 days of a redemption.

The funds may vary their initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the funds may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM (SIP). Use SIP to set up regular automatic investments in a fund from your bank account. You determine the frequency and the amount of your investments, and you can skip an investment with three days' notice. Not available with Class I shares.

SYSTEMATIC WITHDRAWAL PLAN. This plan is designated for retirees and other investors who want regular withdrawals from a fund account. Certain terms and minimums apply.

DIVIDEND ALLOCATION PLAN. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION. This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

AUTOMATED  INVESTMENTS  OR  WITHDRAWALS.  Set   up   regular    investments   or
withdrawals to suit your needs and let Morgan Keegan do the work for you.

MOVE MONEY BY PHONE. Designate this on your application and you can move money between your bank account and your Morgan Keegan account with a phone call.

DIVIDEND REINVESTMENT.   Have  your  dividends  automatically  reinvested  at no
sales charge.

EXCHANGES. It's easy to move money from one fund to the other or to the Morgan Keegan Southern Capital Fund, with no exchange fees. (Exchange privilege may be changed or discontinued at any time.) Call 800-366-7426 or visit our Web site at www.morgankeegan.com.

OPENING a regular investment or a tax-deferred retirement account at Morgan Keegan is easy. Your investment broker can help you determine if this fund is right for you. He or she is trained to understand investments and can help speed the application process.

TAKE ADVANTAGE of everything your investment broker and Morgan Keegan have to offer. The services described on this page can make investing easy for you. And your investment broker can be a valuable source of guidance and additional services, for planning your investments and for keeping them on track with your goals.

Morgan Keegan also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call
800-366-7426 for information on retirement plans or any of the services described above.

FUNDS' MANAGEMENT AND INVESTMENT ADVISER


The funds are managed by Morgan Asset Management, Inc. (the "Adviser"), 50 North Front Street, Memphis, TN 38103. Pursuant to an advisory agreement (the "Advisory Agreement"), the Adviser is responsible for the investment management of the funds, including responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Morgan Keegan Intermediate Bond Fund pays the Adviser an advisory fee equal to an annual rate of 0.40% of its average daily net assets; and Morgan Keegan High Income Fund pays the Adviser an advisory fee equal to an annual rate of 0.75% of its average daily net assets. Founded in 1986, the Adviser is a wholly owned subsidiary of Morgan Keegan, Inc. The Adviser has, as of September 30, 2000, more than $1.4 billion in total assets under management.


FUNDS' PORTFOLIO MANAGER

James C. Kelsoe, CFA, is the Chief Fixed Income Investment Officer of the Adviser, a position he has held since 1991. He joined Morgan Keegan in 1991 and has been in the investment business since 1986.

FUNDS' DISTRIBUTOR

Morgan Keegan & Company, Inc., one of the nation's largest independent regional financial services firms, acts as the distributor of the funds' shares. It also is a wholly owned subsidiary of Morgan Keegan, Inc. Each fund has adopted a plan under Rule 12b-1 that allows the funds to pay distribution fees for the sale and distribution of the Class A and C shares and for shareholder servicing; and because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

INCOME AND CAPITAL GAIN DISTRIBUTIONS. Each fund distributes its net investment income and net capital gain to shareholders. Using projections of its future income, each fund declares dividends daily and pays them monthly. Net capital gains, if any, are distributed annually.

You may have your distributions reinvested in shares of the fund you own or credited to your brokerage account or mailed out by check. If you do not give Morgan Keegan other instructions, your distributions will automatically be reinvested in shares of the fund you own.

TAX CONSIDERATIONS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. Every year, the funds will send you information detailing the amount of dividends and net capital gain distributed to you for the previous year. In general, any dividends and net short-term capital gain distributions you receive from the funds are taxable as ordinary income. Distributions of other capital gains are generally taxable as long-term capital gains. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

Every year, your fund will send you information detailing the amount of dividends and net capital gain distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange is the same as a sale.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing a large amount in a fund close to a capital gains distribution payment date (if a fund makes a capital gain distribution, you will receive some of your investment back as a taxable distribution), or
o Selling shares of a fund at a loss for tax purposes and reinvesting in shares of that fund 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss).

Your investment in the funds could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING. By law, the funds must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

MORE ABOUT RISK

OTHER SECURITIES AND RISKS

Each of the funds' portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the funds' descriptions. Below are brief descriptions of other securities and practices, along with their associated risks.

INTERMEDIATE TERM MATURITY BONDS. Bonds (debt) that have average maturities generally ranging from 1 to 10 years. These bonds normally offer higher yields but less price stability than short term bonds and offer greater price stability but lower yield than long term bonds.

INVESTMENT GRADE BONDS. Bonds that are rated in the top four credit categories by at least one NRSRO at the time of purchase or, if not rated, that are considered by the Adviser to be of comparable quality. Investment grade bonds are considered less risky than bonds whose ratings are below investment grade; ratings are no guarantee of quality.

TEMPORARY INVESTMENTS. For liquidity and flexibility, each fund may invest in investment grade, short term securities. In unusual market conditions, each fund may invest more assets in these securities temporarily as a defensive tactic. To the extent a fund uses this strategy, it may not achieve its investment objectives.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' financial performance for the periods shown. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent accountants, whose report, along with the funds' financial statement, is included in the funds' Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-366-7426.

                                          MORGAN KEEGAN                             MORGAN KEEGAN
                                          INTERMEDIATE                               HIGH INCOME
                                           BOND FUND                                    FUND

                                 --------------------------------------------------------------------------
                                                                  CLASS A

                                 --------------------------------------------------------------------------
                                 For The Year        For the                   For The Year        For the
                                 Ended June          Period                    Ended June          Period
                                 30, 2000           March 22,                   30, 2000           March 22,
                                                  1999 through                                   1999 through
                                                    June 30,                                       June 30,
                                                      1999                                           1999
                                 ----------------------------                -----------------------------

Net Asset Value,                 $ 9.85            $ 10.00                       $ 10.17             $10.00
beginning of period

INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income           0.68                0.16                          1.29               0.20
  Net Gains (loss) on            (0.11)              (0.15)                        (0.19)              0.17
   Securities                    -----------------------------                  ---------------------------
Total from Investment             0.57                0.01                          1.10               0.37
   Operations


LESS DISTRIBUTIONS
  Dividends (from net             (0.67)             (0.16)                        (1.29)             (0.20)
   investment income)
  Dividends (in excess of         (0.01)               -                             -                  -
    net investment income)
   Net Asset Value, end           $9.74              $9.85                         $9.98             $10.17
   of period
  Total Return*                    6.17%              0.06%                         9.98%              3.69%


RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period      $6,101,095         $3,164,863                   $5,542,495          $1,028,584
  Expenses to Average Net          0.90%              0.90%                         1.25%              1.25%
   Assets**
  Net Investment Income            6.95%              6.48%                        10.89%              8.74%
   to Average Net Assets
Portfolio Turnover Rate              30%                 7%                           12%                 0%



* Total return does not include front end sales load.

** For the Intermediate Fund: 1.51% and 3.41% before excess reimbursement and fee waiver from Adviser for the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively. For the High Income Fund: 1.61% and 4.39% before excess reimbursement and fee waiver from Adviser for the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.

                                          MORGAN KEEGAN                             MORGAN KEEGAN
                                          INTERMEDIATE                               HIGH INCOME
                                           BOND FUND                                    FUND

                                 --------------------------------------------------------------------------
                                                                  CLASS C

                                 --------------------------------------------------------------------------
                                 For The Year        For the                   For The Year        For the
                                 Ended June          Period                    Ended June          Period
                                 30, 2000           March 22,                   30, 2000           March 22,
                                                  1999 through                                   1999 through
                                                    June 30,                                       June 30,
                                                      1999                                           1999
                                 ----------------------------                -----------------------------

Net Asset Value,                 $ 9.85            $ 10.00                       $ 10.18             $10.00
beginning of period

INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income           0.67                0.15                          1.12               0.18
  Net Gains (loss) on            (0.11)              (0.15)                        (0.20)              0.18
   Securities                    -----------------------------                  ---------------------------
Total from Investment             0.56                0.00                          0.92               0.36
   Operations


LESS DISTRIBUTIONS
  Dividends (from net             (0.66)             (0.15)                        (1.12)             (0.18)
   investment income)
  Dividends (in excess of         (0.01)               -                             -                  -
    net investment income)
   Net Asset Value, end           $9.74              $9.85                         $9.98             $10.18
   of period
  Total Return*                    5.81%             -0.04%                         9.33%              3.64%


RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period      $4,401,369         $1,986,591                   $7,806,453          $4,064,710
  Expenses to Average Net          1.25%              1.25%                         1.75%              1.75%
   Assets*
  Net Investment Income            6.71%              6.22%                        10.68%              8.65%
   to Average Net Assets
Portfolio Turnover Rate              30%                 7%                           12%                 0%





* For the Intermediate Fund: 1.85% and 3.82% before excess reimbursement and fee waiver from Adviser for the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively. For the High Income Fund: 2.11% and 4.86% before excess reimbursement and fee waiver from Adviser for the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.

                                          MORGAN KEEGAN                             MORGAN KEEGAN
                                          INTERMEDIATE                               HIGH INCOME
                                           BOND FUND                                    FUND

                                 --------------------------------------------------------------------------
                                                                  CLASS I

                                 --------------------------------------------------------------------------
                                 For The Year        For the                   For The Year        For the
                                 Ended June          Period                    Ended June          Period
                                 30, 2000           March 22,                   30, 2000           March 22,
                                                  1999 through                                   1999 through
                                                    June 30,                                       June 30,
                                                      1999                                           1999
                                 ----------------------------                -----------------------------

Net Asset Value,                 $ 9.85            $ 10.00                       $ 10.18             $10.00
beginning of period

INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income           0.72                0.16                          1.31               0.20
  Net Gains (loss) on            (0.11)              (0.15)                        (0.20)              0.18
   Securities                    -----------------------------                  ---------------------------
Total from Investment              0.61               0.01                          1.11               0.38
   Operations


LESS DISTRIBUTIONS
  Dividends (from net             (0.72)             (0.16)                        (1.31)             (0.20)
   investment income)
  Dividends (in excess of         (0.01)               -                             -                  -
    net investment income)
   Net Asset Value, end           $9.74              $9.85                         $9.98             $10.18
     of period
  Total Return*                    6.46%              0.13%                        10.14%              3.85%


RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period      $1,823,405         $1,068,933                   $5,888,854          $931,780
  Expenses to Average Net          0.65%              0.65%                         1.00%              1.00%
   Assets*
  Net Investment Income            7.30%              6.82%                        11.27%              9.40%
   to Average Net Assets
Portfolio Turnover Rate              30%                 7%                           12%                 0%





* For the Intermediate Fund: 1.26% and 3.13% before excess reimbursement and fee waiver from Adviser for the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively. For the High Income Fund: 1.37% and 4.02% before excess reimbursement and fee waiver from Adviser for the year ended June 30, 2000 and the period March 22, 1999 to June 30, 1999, respectively.

MORGAN KEEGAN SELECT FUND, INC.

ACCOUNT APPLICATION

Do not use this Application for IRA or Keogh Plans.

For special forms or if you need assistance completing this Application, Please call your Morgan Keegan broker or Morgan Keegan at 1-800-366-7426.

Please print all items except signatures.
Please use blue or black ink only.

1.      FUND CHOICE

___     Morgan Keegan Intermediate Bond Fund

        ___ Class A
        ___ Class C
        ___ Class I

___     Morgan Keegan High Income Fund

        ___ Class A
        ___ Class C
        ___ Class I

If you choose to invest in both funds initially, please also indicate the total purchase amount and how you wish to have your initial investment split among the funds.

$ __________________ to the Morgan Keegan Intermediate Bond Fund.


$____________________ to the Morgan Keegan High Income Fund.

2.      ACCOUNT REGISTRATION (PLEASE CHOOSE ONE)

/   /   Individual or Joint Account*


________________________________________________________________________________
Owner's name (first, middle initial, last) and

________________________________________________________________________________
Joint owner's name (first, middle initial, last)

*Joint tenancy with right of survivorship presumed, unless otherwise indicated.

OR

/  /    UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

________________________________________________________________as custodian for
Custodian's name (first, middle initial, last - one custodian only)

________________________________________________________________________________
Minor's name (first, middle initial, last - one minor only)

Under the _________________________________Uniform Gifts/Transfers to Minors Act
                      State


______/______/_______
Minor's date of birth

OR

/  /    TRUST

________________________________________________________________As trustee(s) of
Trustee(s) name

______________________________________________________________for the benefit of
                      Name of trust agreement

________________________________________________________________________________
Beneficiary's name (if applicable)                Date of trust agreement

For Trust Accounts, a Multi-Purpose Certification form may be required to authorize redemptions and add privileges. Please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426 to determine if a Multi-Purpose Certification Form is required.

OR

/  /    CORPORATION, PARTNERSHIP, ESTATE OR OTHER ENTITY

________________________________________________________________________________
Name of Corporation, Partnership, Estate or Other Entity

________________________________________________________________________________
Type of Entity

For Corporation, Partnership, Estate or other Entities, a Multi-Purpose Certification Form is required to authorize redemptions and add privileges. If you have any questions please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426.

3.      ADDRESS

________________________________________________________________________________
Street or P.O. Box                                        Apt. No.


________________________________________________________________________________
City                         State                        Zip Code

(   )                                           (   )

________________________________________________________________________________
Daytime phone number                        Evening phone number

If you are not a citizen or resident alien of the U.S., please specify country of permanent residence.


________________________________________________________________________________
Country of permanent residence

4.      SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER

[     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ]
 _____   _____   _____   _____   _____   _____   _____   _____   _____

o    INDIVIDUAL ACCOUNTS Specify the Social Security number of the owner.
o    *JOINT  ACCOUNTS  Specify  the Social  Security  number of the first  named owner.
o UNIFORM GIFTS/TRANSFERS TO MINORS ACCOUNTS Specify the minor's Social Security number.
o CORPORATIONS, PARTNERSHIPS, ESTATES, OTHER ENTITIES OR TRUST ACCOUNTS Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the fund.

*In ADDITION to the above, Joint accounts must ALSO specify the Social Security number of the second named owner here.

[     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ] [     ]
 _____   _____   _____   _____   _____   _____   _____   _____   _____


5.      INVESTMENT METHOD (MINIMUM INVESTMENT: $1,000)

/  /    CHECK

Enclosed is a check payable to Morgan Keegan. (Neither initial nor subsequent investments should be made by third party check.)

FOR $ __________________________________________________________________________
               Amount


6.      DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS
CHECK ONE ONLY. IF YOU DO NOT CHECK ONE OF THE FOLLOWING OPTIONS, ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS WILL BE REINVESTED.

___     Reinvest all dividends and capital gain distributions.

___     Pay all dividends and capital gain distributions by check.

___     Pay all dividends by check and reinvest all capital gain distributions.

7.      SYSTEMATIC INVESTMENT PLAN (SIP)
PERMITS  YOU  TO  PURCHASE   SHARES   AUTOMATICALLY   ON  A  REGULAR   BASIS  BY
ELECTRONICALLY TRANSFERRING A SPECIFIED DOLLAR AMOUNT FROM YOUR BANK ACCOUNT TO YOUR MORGAN KEEGAN FUNDS' MUTUAL FUND ACCOUNT.

___    Yes, I (we) want the Morgan Keegan Funds Systematic Investment Plan (SIP)

You must attach a voided check to this Application. Money will be transferred only from the bank account indicated on the voided check.

Check the day of the month most convenient for you to have your bank account debited. You can invest once or twice a month ($250 minimum investment(s)).

___  1st              ___  15th               ___  both dates

Amount you would like to invest each time: $______________

8.      TELEPHONE PRIVILEGES

TELEPHONE REDEMPTION permits redemption proceeds paid by check, payable to your account's registration and mailed to your account's address.

TELEPHONE EXCHANGE permits exchanges by telephone among Morgan Keegan funds with the same registration.

Please check one: I (we) do ___, do not ____ want the TELEPHONE REDEMPTION privilege.
Please  check  one:  I (we) do ___,  do not ____ want the  TELEPHONE
EXCHANGE privilege.

9. OPTIONAL INFORMATION (we are required by the National Association of Securities Dealers, Inc. to request this information).


________________________________________________________________________________
Owner's occupation                                   Owner's date of birth


________________________________________________________________________________
Owner's employer's name

________________________________________________________________________________
Owner's employer's address

________________________________________________________________________________
Joint owner's occupation                             Joint owner's date of birth


________________________________________________________________________________
Joint owner's employer's name


________________________________________________________________________________
Joint owner's employer's address

10.     SIGNATURE  By signing below, you certify and agree that:

You have received a current fund Prospectus and agree to its terms. It is your responsibility to read the Prospectus of any fund into which you may exchange. You have full authority and are of legal age to buy and redeem shares (custodians certify they are duly authorized to act on behalf of the investors).

The funds' Transfer Agent, Morgan Keegan, Morgan Keegan Select Fund, Inc., Morgan Keegan Southern Capital Fund, Inc., Morgan Asset Management, Inc., any affiliate and/or any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions or inquiries reasonably believed to be genuine.

You understand that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank, the U.S. Government or its agencies, and are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other agency. The net asset value of funds of this type will fluctuate from time to time.

Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security number or other Taxpayer Identification Number in Section 4 of this Application and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends and other distributions paid to your account and proceeds from redemptions of your shares (referred to as "backup withholding").

Understanding penalties of perjury, you certify that:

(1) The Social Security Number or other Taxpayer Identification Number on this Application is correct: and (2) you are not subject to backup withholding because (a) you are exempt from backup withholding; (b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or (c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

PLEASE SIGN HERE:

X_______________________________________________________________________________
OWNER OR CUSTODIAN


X_______________________________________________________________________________
JOINT OWNER (IF ANY), CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.


Date____________________     Title_______________________________

Mailing Instructions
Please mail the application to:

Your Morgan Keegan broker.

Or

Morgan Keegan Select Fund, Inc.
50 North Front Street
Memphis, TN 38103

THIS APPLICATION MUST BE FILED WITH THE TRANSFER AGENT BEFORE ANY REDEMPTION REQUEST CAN BE HONORED.

YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT RECEIVED, SHARES PURCHASED AND PRICE PAID PER SHARE.

Please do not complete

Account Number ___________________________           Rep Number_________________

FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated November 1, 2000, containing further information about the funds has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance.

Free copies of the annual and semi-annual reports and SAI may be obtained:

        o       from your Morgan Keegan investment broker;

        o       by calling Morgan Keegan at 800-366-7426;

        o       by writing to Morgan Keegan at the address noted below; or

        o by accessing the Edgar Database on the SEC's Internet website at http://www.sec.gov



Information about the funds (including the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for further information). You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                 1-800-366-7426





























Investment Company Act File No. 811-09079.

PROSPECTUS


[LOGO Morgan Keegan Select Fund, Inc.]


MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

The fund seeks capital appreciation by investing in equity securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


                          MORGAN KEEGAN & COMPANY, INC.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 (901) 524-4100
                                 (800) 366-7426


                                November 1, 2000

                                Table of Contents
                                -----------------

                                                                            Page
                                                                            ----

Investment Objective...........................................................1
Principal Investment Strategies................................................1
Principal Risks................................................................1
Performance....................................................................2
Fees and Expenses of the fund..................................................4
Your Account...................................................................5
   Buying shares...............................................................5
   Choosing a Share Class......................................................5
   Class Comparison............................................................6
   Policies for Buying Shares..................................................6
   To Add to an Account........................................................7
   Buying Shares Through an Investment Broker..................................7
   Selling Shares..............................................................8
   To Sell Some or All of Your Shares..........................................8
Account Policies...............................................................9
Additional Policies............................................................9
Investor Services.............................................................10
Management and Investment Adviser.............................................11
Portfolio Manager.............................................................11
Distributor...................................................................11
Distributions.................................................................11
Tax Considerations............................................................12
Financial Highlights..........................................................13
Account Application...........................................................14
For Additional Information............................................Back Cover

MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing at least 65% of its assets in equity securities. The fund's Adviser selects investments primarily based on a fundamental analysis of specific companies. Analysis includes consideration of the overall financial health and prospects of given companies, with attention to the following factors: return on equity, rate of growth of earnings, and price to earnings ratios, as compared to the company's historic performance and to the ratios of the industry at large.

The fund will invest primarily in common stock, preferred stock and convertible debt securities. Normally the fund would not expect to invest more than 35% of its assets in non-convertible debt securities, including high quality money market instruments (such as certificates of deposit), repurchase agreements and cash. The fund will only invest in debt securities that are rated in the top four credit categories by at least one nationally recognized statistical rating organization (NRSRO) at the time of purchase or, if not rated, that are considered by the Adviser to be of comparable quality.

For temporary defensive purposes, the fund may invest up to 100% of its assets in money market instruments, repurchase agreements and cash. To the extent the fund uses this strategy, it may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the investment strategy of the fund. A variety of factors may influence the fund's investment performance, such as:

         o EQUITY SECURITY RISK. Because the fund invests primarily in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o BOND MARKET RISK. For bonds, market risk generally reflects credit risk and interest-rate risk. Credit risk is the risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest-rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond's price to fall. Interest-rate risk is generally greater the longer the remaining matury of the bonds. Prices will usually decrease more for a longer-term bond when interest rates rise.

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart shows the risks of investing in the fund by showing how the fund's performance has varied from year to year. The fund began investment operations on September 22, 1986.* The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower. The table that follows the chart shows the average annual returns over several time periods for the fund's shares compared with those of the S&P 500 Index.** The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses. The fund's past performance does not necessarily indicate how the fund will perform in the future.

         TOTAL RETURN

         Calendar Year

         1990                      -15.07%

         1991                       33.79%

         1992                       17.46%

         1993                        5.20%

         1994                       -4.17%

         1995                       29.39%

         1996                       20.17%

         1997                       34.53%

         1998                       12.23%

         1999                        7.25%



Year-to-date performance as of 9/30/00: -2.08%

Best quarter during years shown: ending   December 31, 1998: 24.11%
Worst quarter during years shown: ending September 30, 1990: -19.69%



AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 1999)

                        CAPITAL GROWTH FUND                   S&P 500 INDEX

ONE YEAR                      7.25%                             21.03%

FIVE YEARS                   20.29%                             28.54%

TEN YEARS                    12.98%                             18.19%

* Prior to November 1, 2000, the fund was known as Morgan Keegan Southern Capital Fund, Inc. and had a policy of investing at least 65% of its assets in companies headquartered in the Southern United States. Morgan Keegan Southern Capital Fund, Inc. offered only one class of shares that was converted to Class A shares of the fund.

** The S&P 500 is an unmanaged index of U.S. stocks.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)            Class A       Class C     Class I
----------------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases:  (as a
percentage of offering price).....................................     3.50%         0.00%       0.00%

Maximum deferred sales charge (Load) (as a percentage of the
lesser of the offering price or net asset value)..................     0.00%         1.00%       0.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions...............................................     None          None         None
Redemption Fee (as a percentage of amount redeemed)...............     None          None         None
Exchange Fee......................................................     None          None         None
Maximum Account Fee...............................................     None          None         None



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from       Class A       Class C     Class I
fund assets)
----------------------------------------------------------------------------------------------------------

Management fee.................................................        1.00%         1.00%       1.00%
Distribution and Service (12b-1) fees..........................        0.50%         1.00%       0.00%
Other expenses.................................................        0.26%         0.26%       0.26%
                                                                   ---------------------------------------
Total annual fund operating expenses...........................        1.76%         2.26%       1.26%
                                                                   =======================================

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 Class A               Class C              Class I
                                           ---------------------------------------------------------------
1 Year                                             $523                  $330                $129
1 Year (if shares are not redeemed)                $523                  $230                $129
3 Years (whether or not shares are                 $887                  $709                $401
redeemed)
5 Years (whether or not shares are                $1,274                $1,214               $694
redeemed)
10 Years (whether or not shares are               $2,360                $2,606              $1,531
redeemed)

YOUR ACCOUNT

BUYING SHARES

If you are buying shares through a Morgan Keegan & Company, Inc. ("Morgan Keegan") investment broker, he or she can assist you with all phases of your investment.

MINIMUM INITIAL INVESTMENT FOR CLASS A AND CLASS C SHARES:

o    $1,000

o    $250     for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENT:


o    $50      for any account


Initial and subsequent investments in an IRA account established on behalf of a non-working spouse of a shareholder who has an IRA invested in the fund require a minimum amount of only $250. In addition, once you have established an account, the minimum amount for subsequent investments will be waived if an investment in an IRA or similar plan is the maximum amount permitted under the Internal Revenue Code of 1986, as amended (the "Code").

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To buy shares without the help of a Morgan Keegan investment broker, please use the instructions on these pages.

CHOOSING A SHARE CLASS


The fund offers three share classes. Each class has its own expense structure.


Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount or if you plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C shares.

Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan investment broker can help you choose the share class that makes the most sense for you.

CLASS COMPARISON

CLASS A -- FRONT LOAD

o Initial sales charge of 3.50% (as a percentage of offering price which includes the sales load); see schedule below.

o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.

o Lower annual expenses than Class C shares due to lower distribution (12b-1) fee of 0.50%.

o "Letter of intent" allows you to count all investments in this or other Morgan Keegan funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

--------------------------------------------------------------------------------
                    Morgan Keegan Select Capital Growth Fund


--------------------------------------------------------------------------------
                              Class A Sales Charge

--------------------------------------------------------------------------------

                                                                As a % of net
   Your investment       As a % of offering price              amount invested
--------------------------------------------------------------------------------
up to $49,999                    3.50%                              3.63%
$50,000 to $99,999               3.00%                              3.09%
$100,000 to $249,999             2.50%                              2.56%
$250,000 to $499,999             1.50%                              1.52%
$500,000 to $999,999             1.00%                              1.01%
$1 million and over              0.00%                              0.00%



CLASS C -- LEVEL LOAD

o    No initial sales charge.
o Deferred sales charge of 1.00% of the lesser of the purchase price of the shares or their net asset value at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the deferred sales charge will be applied to the oldest shares held first.
o    Annual distribution (12b-1) fee of  1.00%.

CLASS I -- NO LOAD

o    No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other share classes.
o Available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees (contact your Morgan Keegan investment broker for information).

POLICIES FOR BUYING SHARES

Once you have chosen a share class, complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS. All requests received by the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day's closing share price. To purchase shares at the next computed net asset value, an investor must submit an order to Morgan Keegan by completing the enclosed purchase application and sending it along with a check to Morgan Keegan at the address listed in the application or through a pre-authorized check or transfer plan offered by other financial institutions.


PURCHASES BY CHECK. Complete the enclosed purchase application. Forward your application, with all appropriate sections completed, along with a check for your initial investment payable to your Morgan Keegan investment broker or Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

TO ADD TO AN ACCOUNT

BY PHONE.  Contact Morgan Keegan at 800-366-7426.

BY CHECK. Fill out the investment stub from an account statement, or indicate the fund name and share class on your check. Make checks payable to "Morgan Keegan." Mail the check and stub to Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

SYSTEMATIC INVESTMENT. Call Morgan Keegan to verify that systematic investment is in place on your account, or to request a form to add it. Investments are automatic once this is in place.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

BUYING SHARES THROUGH AN INVESTMENT BROKER

BY MAIL. Send a completed purchase application to Morgan Keegan at the address at the bottom of this page. Specify the account number and the dollar value or number, if any, of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request, you or your investment broker can buy shares by calling Morgan Keegan at 800-366-7426. A confirmation will be mailed to you promptly. Purchase requests, where you do not currently have an account with Morgan Keegan, must be made by written application and be accompanied by a check to Morgan Keegan.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC INVESTMENT.  See plan information on page 10.

MORGAN KEEGAN & CO., INC.
50 North Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m.  -  4:30 p.m., business days, Central time)

INTERNET
www.morgankeegan.com
--------------------

SELLING SHARES

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS. Please submit instructions in writing when any of the following apply:

o  You are selling  more than  $100,000  worth of shares
o  The name or address on the account has changed within the last 30 days
o You want the proceeds to go to a name or address not on the account registration
o You are transferring shares to an account with a different registration or share class
o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

   CORPORATE ACCOUNTS: certified copy of a corporate resolution
   FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.


TIMING OF REQUESTS. All requests received by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. Eastern time) will be executed the same day, at that day's closing price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.


SELLING RECENTLY PURCHASED SHARES. If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

TO SELL SOME OR ALL OF YOUR SHARES

THROUGH AN INVESTMENT BROKER

BY MAIL. Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling Morgan Keegan at 800-366-7426. A check will be mailed to you on the following business day.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC WITHDRAWAL.  See plan information on page 10.

MORGAN KEEGAN & CO., INC.
50 North Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, Central time)
INTERNET  www.morgankeegan.com

ACCOUNT POLICIES

BUSINESS HOURS. The fund is open the same days as the NYSE (generally Monday through Friday). Representatives of the fund are available normally from 8:30 a.m. to 4:30 p.m. Central time on these days.

CALCULATING SHARE PRICE. The offering price of a share is its net asset value plus a sales charge, if applicable. The fund calculates net asset value (NAV) every business day at the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) by subtracting the liabilities attributable to shares from the total assets attributable to such shares and dividing the result by the number of shares outstanding. Please refer to the Statement of Additional Information for a listing of days when the NYSE is closed. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last-quoted bid price. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market quote a fair value estimate made according to methods approved by the Board of Directors. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can't buy or sell fund shares.

TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your investment broker can also use these privileges with your written permission, to request redemptions.

As long as Morgan Keegan takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The fund may suspend or eliminate the telephone privilege at any time. The fund will provide 7 days' prior written notice before suspending or eliminating telephone privileges.

EXCHANGE PRIVILEGES. There is no fee to exchange shares of the fund for shares of other Morgan Keegan Select Fund, Inc. funds. Your new fund shares will be the same class as your current shares. Any contingent deferred sales charges will be calculated from the date of your initial investment.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request. The fund will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNTS WITH LOW BALANCES. If the value of your account falls below $500 due, to exchanges and redemption, Morgan Keegan may mail you a notice asking you to bring the account back up to $500 or close it out. If you do not take action within 60 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES. For 120 days after you sell Class A shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of other Morgan Keegan Select Fund, Inc. funds at net asset value, without payment of a sales charge.

ADDITIONAL POLICIES

Please note that the fund maintains additional policies and reserves certain rights, including:

Class A shares may be acquired without a sales charge if the purchase if made through a Morgan Keegan investment broker who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange

Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter.

The fund may vary its initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares. Additionally the fund may suspend the right of redemption.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM (SIP). Use SIP to set up regular automatic investments in the fund from your bank account. You determine the frequency and the amount of your investments, and you can skip an investment with three days' notice. Not available with Class I shares.

SYSTEMATIC WITHDRAWAL PLAN. This plan is designated for retirees and other investors who want regular withdrawals from their fund account. Certain terms and minimums apply.

DIVIDEND ALLOCATION PLAN. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION. This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

AUTOMATED INVESTMENTS OR WITHDRAWALS. Set up regular investments or withdrawals to suit your needs and let Morgan Keegan do the work for you.

MOVE MONEY BY PHONE. Designate this on your application and you can move money between your bank account and your Morgan Keegan account with a phone call.

DIVIDEND REINVESTMENT. Have your dividends automatically reinvested at no sales charge.

EXCHANGES. It's easy to move money from the fund to other funds in Morgan Keegan Select Fund, Inc., with no exchange fees. (Exchange privilege may be changed or discontinued at any time.) Call 800-366-7426 or visit our Web site at www.morgankeegan.com.

OPENING a regular investment or a tax-deferred retirement account at Morgan Keegan is easy. Your investment broker can help you determine if this fund is right for you. He or she is trained to understand investments and can help speed the application process.

TAKE ADVANTAGE of everything your investment broker and Morgan Keegan have to offer. The services described on this page can make investing easy for you. And your investment broker can be a valuable source of guidance and additional services, for planning your investments and for keeping them on track with your goals.

Morgan Keegan also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call
800-366-7426 for information on retirement plans or any of the services described above.

MANAGEMENT AND INVESTMENT ADVISER

The fund is managed by Morgan Asset Management, Inc. ("Adviser"), a wholly owned subsidiary of Morgan Keegan, Inc. Subject to the supervision of the Board of Directors, the Adviser manages the investment and other affairs of the fund and directs the investments of the fund in accordance with its investment objective, policies and limitations pursuant to an Investment Advisory and Management Agreement between the fund and the Adviser. The Adviser's address is Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. Founded in 1986, the Adviser has, as of September 30, 2000, more than $1.4 billion in total assets under management.

The Adviser receives for its services a management fee, calculated daily and payable quarterly, at an annual rate of 1% of the average daily net assets of the fund for the first $100 million of average daily net assets and 0.75% of average daily net assets exceeding $100 million. The Adviser has agreed to waive its fee and to reimburse the fund to the extent its annual expenses (excluding brokerage, interest, taxes, and extraordinary expenses) exceed 2.0% of net assets. The net fee paid to the Adviser for the past fiscal year was $823,851. The fund expects to use Morgan Keegan as broker for all or a substantial portion of its agency transactions in listed securities at commission rates and under circumstances consistent with the policy of best execution. Morgan Keegan also provides accounting services to the fund and acts as its transfer and dividend disbursing agent.

PORTFOLIO MANAGER

E. Elkan Scheidt, a managing director of Morgan Keegan and an employee of Morgan Asset Management, Inc. serves as the portfolio manager of the fund. From July 1, 1994 to October 31, 2000, Mr. Scheidt served as portfolio manager of Morgan Keegan Southern Capital Fund, Inc., the fund's predecessor. From November 1990 to July 1, 1994, Mr. Scheidt served as assistant to the portfolio manager of the fund. Mr. Scheidt joined Morgan Keegan as an investment broker in 1985. He received a B.A. in Economics from Tulane University in New Orleans, Louisiana.

DISTRIBUTOR

Morgan Keegan & Company, Inc., one of the nation's largest independent regional financial services firms, acts as the distributor of the fund's shares. It also is a wholly owned subsidiary of Morgan Keegan, Inc. The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of the Class A and C shares and for shareholder servicing; and because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

INCOME AND CAPITAL GAIN DISTRIBUTIONS. The fund distributes its net investment income and net capital gain to shareholders. Net capital gains, if any, are distributed annually.

You may have your distributions reinvested in shares of the fund or credited to your brokerage account or mailed out by check. If you do not give Morgan Keegan other instructions, your distributions will automatically be reinvested in shares of the fund. Distributions to Keogh plans, 401(k) plans and other qualified retirement plans are generally reinvested in fund shares (without a sales charge).

TAX CONSIDERATIONS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. Every year, the fund will send you information detailing the amount of dividends and net capital gain distributed to you for the previous year. In general, any dividends and net short-term capital gain distributions you receive from the fund are taxable as ordinary income. Distributions of other capital gains are generally taxable as long-term capital gains. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

The sale of shares in your account may produce a taxable gain or loss and is a taxable event. For tax purposes, an exchange is the same as a sale.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing a large amount in the fund shortly before a capital gain distribution payment date (if the fund makes a capital gain distribution, you will receive some of your investment back as a taxable distribution), or

o Selling shares of the fund at a loss for tax purposes and reinvesting in shares of the fund within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss).

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING. By law, the fund must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer identification information and 31% of your distributions if you are otherwise subject to backup withholding.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.(1) Certain information reflects financial results for a single Class A fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-366-7426.


                                          YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            6/30/00         6/30/99        6/30/98         6/30/97         6/30/96
                                          ----------      ----------     ----------      ----------      ----------

Net Asset Value, beginning of period      $27.10          $ 26.56        $ 21.64         $ 18.06         $ 14.34

INCOME FROM INVESTMENT OPERATIONS
  Net Investment (Loss)                    (0.20)           (0.17)         (0.16)          (0.11)          (0.07)
  Net Gain (Loss) on Securities            (0.03)            1.46           5.57            4.64            4.08
  Total from Investment Operations         (0.23)            1.29           5.41            4.53            4.01

LESS DISTRIBUTIONS
  Dividends (from net investment            -                -              -               -              (0.03)
    income)
  Distribution (from realized gains)        -               (0.72)         (0.49)          (0.87)          (0.26)
  Distribution (return of capital)          -               (0.03)         -               (0.08)           -
  Net Asset Value, end of period          $26.87           $27.10         $26.56          $21.64          $18.06
  Total Return**                           (0.85%)           5.20%         25.32%          26.32%          28.30%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period             $69,386,938      $95,893,801    $88,207,007     $53,925,763     $37,505,196
  Expenses to Average Net Assets+           1.76%            1.74%          1.79%           1.99%           2.00%
  Net Investment Loss to Average
     Net Assets                            (0.74%)          (0.68%)        (0.66%)         (0.56%)         (0.49%)
Portfolio Turnover Rate                    20%              15%            28%             30%             69%



** Total return does not include front end sales load.

+  2.2% before excess reimbursement and fee waiver from Advisor in 1996.


(1) Prior to  November 1, 2000,  the fund  operated  as Morgan  Keegan  Southern
    Capital Fund, Inc. and had a policy of investing at least 65% of its assets in companies headquartered in the Southern United States. Morgan Keegan
    Southern Capital Fund, Inc. offered only one class of shares that was converted to Class A shares of the fund.


                         MORGAN KEEGAN SELECT FUND, INC.

                    MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

ACCOUNT APPLICATION

Do not use this Application for IRA or Keogh Plans.
For special forms or if you need assistance completing this Application, Please call your Morgan Keegan broker or Morgan Keegan at 1-800-366-7426.

Please print all items except signatures.
Please use blue or black ink only.

1.       SHARE CHOICE

         ____ Class A
         ____ Class C
         ____ Class I

         If you choose to invest in more than one class of shares initially, please also indicate the total purchase amount and how you wish to have you initial investment split among Classes.

         $__________ to Class A shares
         $__________ to Class C shares
         $__________ to Class I shares

2.       ACCOUNT REGISTRATION (PLEASE CHOOSE ONE)

/ /      Individual or Joint Account*


________________________________________________________________________________
Owner's name (first, middle initial, last) and

________________________________________________________________________________
Joint owner's name (first, middle initial, last)

*Joint tenancy with right of survivorship presumed, unless otherwise indicated.

OR

/ /      UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

________________________________________________________________as custodian for
Custodian's name (first, middle initial, last - one custodian only)

________________________________________________________________________________
Minor's name (first, middle initial, last - one minor only)

Under the ________________________________ Uniform Gifts/Transfers to Minors Act
                           State

_____/______/______
Minor's date of birth

OR

/ /    TRUST

________________________________________________________________As trustee(s) of
Trustee(s) name

______________________________________________________________for the benefit of
Name of trust agreement

________________________________________________________________________________
Beneficiary's name (if applicable)                      Date of trust agreement

For Trust Accounts, a Multi-Purpose Certification form may be required to authorize redemptions and add privileges. Please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426 to determine if a Multi-Purpose Certification Form is required.

OR

/ /    CORPORATION, PARTNERSHIP, ESTATE OR OTHER ENTITY

________________________________________________________________________________
Name of Corporation, Partnership, Estate or Other Entity

________________________________________________________________________________
Type of Entity

For Corporation, Partnership, Estate or other Entities, a Multi-Purpose Certification Form is required to authorize redemptions and add privileges. If you have any questions please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426.

3.     ADDRESS

________________________________________________________________________________
Street or P.O. Box                                         Apt. No.


________________________________________________________________________________
City                             State                     Zip Code
(   )                                           (   )

________________________________________________________________________________
Daytime phone number                            Evening phone number

If you are not a citizen or resident alien of the U.S., please specify country of permanent residence.


________________________________________________________________________________
Country of permanent residence

4.   SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER

[_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____]

o  INDIVIDUAL ACCOUNTS Specify the Social Security number of the owner.
o  *JOINT ACCOUNTS Specify the Social Security number of the first named owner.
o UNIFORM GIFTS/TRANSFERS TO MINORS ACCOUNTS Specify the minor's Social Security number.
o  CORPORATIONS, PARTNERSHIPS, ESTATES, OTHER ENTITIES OR TRUST ACCOUNTS
   Specify  the   Taxpayer   Identification   Number  of  the  legal  entity  or
   organization that will report income and/or gains resulting from your investments in the fund.

*In ADDITION to the above, Joint accounts must also specify the Social Security number of the second named owner here.

[_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____] [_____]


5.   INVESTMENT METHOD (MINIMUM INVESTMENT: $1,000)

/ /  CHECK

Enclosed is a check payable to Morgan Keegan. (Neither initial nor subsequent investments should be made by third party check.)

For $
----- ---------------------------------------------------------------------
                  Amount


6.   DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS
CHECK ONE ONLY. IF YOU DO NOT CHECK ONE OF THE FOLLOWING OPTIONS, ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS WILL BE REINVESTED.

___  Reinvest all dividends and capital gain distributions.

___  Pay all dividends and capital gain distributions by check.

___  Pay all dividends by check and reinvest all capital gain distributions.


7.   SYSTEMATIC INVESTMENT PLAN (SIP)
PERMITS  YOU  TO  PURCHASE   SHARES   AUTOMATICALLY   ON  A  REGULAR   BASIS  BY
ELECTRONICALLY TRANSFERRING A SPECIFIED DOLLAR AMOUNT FROM YOUR BANK ACCOUNT TO YOUR MORGAN KEEGAN FUNDS' MUTUAL FUND ACCOUNT.

___  Yes, I (we) want the Morgan Keegan Funds Systematic Investment Plan (SIP)

You must attach a voided check to this Application. Money will be transferred only from the bank account indicated on the voided check.

Check the day of the month most convenient for you to have your bank account debited. You can invest once or twice a month ($250 minimum investment(s)).

___ 1st          ___ 15th          ___  both dates

Amount you would like to invest each time: $______________

8.   TELEPHONE PRIVILEGES

TELEPHONE REDEMPTION permits redemption proceeds paid by check, payable to your account's registration and mailed to your account's address.

TELEPHONE EXCHANGE permits exchanges by telephone among Morgan Keegan funds with the same registration.

Please check one:  I (we) do ___,  do not ____ want the TELEPHONE REDEMPTION privilege.
Please check one:  I (we) do ___,  do not ____ want the  TELEPHONE EXCHANGE privilege.

9. OPTIONAL INFORMATION (we are required by the National Association of Securities Dealers, Inc. to request this information).


________________________________________________________________________________
Owner's occupation                                      Owner's date of birth

________________________________________________________________________________
Owner's employer's name

________________________________________________________________________________
Owner's employer's address

________________________________________________________________________________
Joint owner's occupation                            Joint owner's date of birth

________________________________________________________________________________
Joint owner's employer's name

________________________________________________________________________________
Joint owner's employer's address

10.  SIGNATURE  By signing below, you certify and agree that:

You have received a current fund Prospectus and agree to its terms. It is your responsibility to read the Prospectus of any fund into which you may exchange. You have full authority and are of legal age to buy and redeem shares (custodians certify they are duly authorized to act on behalf of the investors).

The fund's Transfer Agent, Morgan Keegan, Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc., any affiliate and/or any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions or inquiries reasonably believed to be genuine.

You understand that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank, the U.S. Government or its agencies, and are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other agency. The net asset value of funds of this type will fluctuate from time to time.

Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security number or other Taxpayer Identification Number in Section 4 of this Application and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends and other distributions paid to your account and proceeds from redemptions of your shares (referred to as "backup withholding").

Understanding penalties of perjury, you certify that:

(1) The Social Security Number or other Taxpayer Identification Number on this Application is correct: and (2) you are not subject to backup withholding because (a) you are exempt from backup withholding; (b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or (c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

PLEASE SIGN HERE:

X_______________________________________________________________________________

OWNER OR CUSTODIAN


X_______________________________________________________________________________
JOINT OWNER (IF ANY), CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.

Date____________________   Title_______________________________

Mailing Instructions
Please mail the application to:

Your Morgan Keegan broker.

Or

Morgan Keegan Select Fund, Inc.
50 North Front Street
Memphis, TN 38103

THIS APPLICATION MUST BE FILED WITH THE TRANSFER AGENT BEFORE ANY REDEMPTION REQUEST CAN BE HONORED.

YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT RECEIVED, SHARES PURCHASED AND PRICE PAID PER SHARE.

Please do not complete

Account Number _____________________________         Rep Number_________________

FOR ADDITIONAL INFORMATION


A Statement of Additional Information ("SAI"), dated November 1, 2000, containing further information about the fund has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.


Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

Free copies of the annual and semi-annual reports and SAI may be obtained:

        o  from your Morgan Keegan investment broker;

        o  by calling Morgan Keegan at 800-366-7426;

        o  by writing to Morgan Keegan at the address noted below; or

        o by accessing the Edgar Database on the SEC's Internet website at http://www.sec.gov.



Information about the fund (including shareholder reports and the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 202-942-8090 for further information). You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103











Investment Company Act File No. 811-09079.

                         MORGAN KEEGAN SELECT FUND, INC.

                      Morgan Keegan Intermediate Bond Fund
                         Morgan Keegan High Income Fund

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 (800) 366-7426


                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the funds' Prospectus, dated November 1, 2000, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc. ("Morgan Keegan"), the distributor of the funds by writing to the above address or by calling the toll-free number listed above.

                     --------------------------------------



                                November 1, 2000

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................1
INVESTMENT LIMITATIONS AND POLICIES............................................1
ADDITIONAL TAX INFORMATION....................................................19
   General....................................................................19
   Dividends and Other Distributions..........................................19
   Redemptions................................................................20
   Income from Foreign Securities.............................................20
   Hedging Strategies.........................................................22
   Original Issue Discount Securities.........................................23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................23
VALUATION OF SHARES...........................................................25
PURCHASE OF SHARES............................................................25
   Class A Shares.............................................................25
   Class C Shares.............................................................26
   Class I Shares.............................................................26
PERFORMANCE INFORMATION.......................................................26
   Total Return Calculations..................................................26
   Other Information..........................................................28
TAX-DEFERRED RETIREMENT PLANS.................................................28
   Individual Retirement Accounts - IRAs......................................29
   Self-Employed Individual Retirement Plans - Keogh Plans....................29
   Simplified Employee Pension Plans - SEPPS and Savings
   Incentive Match Plans for Employees - SIMPLES..............................29
DIRECTORS AND OFFICERS........................................................29
TABLE OF COMPENSATION.........................................................31
PRINCIPAL SHAREHOLDERS........................................................31
INVESTMENT ADVISER............................................................33
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................34
DISTRIBUTOR...................................................................35
DESCRIPTION OF THE FUNDS' SHARES..............................................37
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND
PORTFOLIO ACCOUNTING SERVICE AGENT............................................38
LEGAL COUNSEL.................................................................39
CERTIFIED PUBLIC ACCOUNTANTS..................................................39


Dated:  November 1, 2000

                               GENERAL INFORMATION

     The Morgan Keegan Select Fund, Inc., is an open-end investment management company (the "Company") organized as a Maryland corporation on October 27, 1998. The Morgan Keegan Intermediate Bond Fund ("Intermediate Fund") and the Morgan Keegan High Income Fund ("High Income Fund") are diversified series of the Company. Each fund has its own investment objective and policies as described in the funds' Prospectus. Each fund offers three classes of shares: Class A shares, Class C shares and Class I shares.

                       INVESTMENT LIMITATIONS AND POLICIES

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of a fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

     Each fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

     INVESTMENT LIMITATIONS OF THE FUNDS

     THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FUND MAY NOT:

     (1) issue senior securities, except as permitted under the 1940 Act;

     (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in the disposition of restricted securities;

     (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, 25% or more of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

     (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

     (8) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. EACH FUND:

     (1) may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (2) may not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

     (3) may not purchase securities when borrowings exceed 5% of its total assets;

     (4) may borrow money only (a) from a bank, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)); and

     (5) may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     With respect to limitation (5), if through a change in values, net assets, or other circumstances, a fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     The following pages contain more detailed information about types of instruments in which each fund may invest, strategies the Adviser may employ in pursuit of each fund's investment objective, and a summary of related risks. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the funds achieve their goals.

     ASSET-BACKED SECURITIES represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

     MORTGAGE-BACKED SECURITIES are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the "principal-only" security receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security receives interest payments from the same underlying mortgage.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-backed securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-backed security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage-backed securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-backed securities.

     CLOSED-END INVESTMENT COMPANIES are investment companies that issue a fixed number of shares, which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.

     CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than compatible nonconvertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

     BELOW INVESTMENT GRADE BONDS. Below investment grade bonds have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of below investment grade bonds may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for below investment grade bonds has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the below investment grade bond market, especially during periods of economic recession.

     The market for below investment grade bonds may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, below investment grade bonds will be valued in accordance with procedures established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing below investment grade bonds than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the liquidity of below investment grade bonds and the ability of outside pricing services to value below investment grade bonds.

     Since the risk of default is higher for below investment grade bonds, the Adviser's research and credit analysis are an especially important part of managing securities of this type. The Adviser will attempt to identify those issuers of below investment grade bonds whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     U.S. GOVERNMENT SECURITIES. Each fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks. Stripped Government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.

     Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

     MUNICIPAL OBLIGATIONS. These obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality's credit, and, if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to a fund. The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or facility being financed. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities. In addition, certain types of IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

     FOREIGN SECURITIES (HIGH INCOME FUND). Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

     It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter ("OTC") markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

     Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

     FOREIGN CURRENCY TRANSACTIONS (HIGH INCOME FUND). The fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies).

Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The fund may use currency forward contracts for any purpose consistent with its investment objective.

     The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the fund. The fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

     A "settlement hedge" or "transaction hedge" is designed to protect the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by the fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

     The fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

     Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Successful use of currency management strategies will depend on the Adviser's skill in analyzing currency values. Currency management strategies may substantially change the fund's investment exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged the fund by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the Adviser increases the fund's exposure to a foreign currency and that currency's value declines, the fund will realize a loss. There is no assurance that the Adviser's use of currency management strategies will be advantageous to the fund or that it will hedge at appropriate times.

     INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

     Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

     VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

     ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating each fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

     FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Purchasing Put and Call Options, Writing Put and Call Options, OTC Options, Futures Contracts, Futures Margin Payments, Options and Futures Relating to Foreign Currencies, and Swap Agreements.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of each fund's assets could impede portfolio management or each fund's ability to meet redemption requests or other current obligations.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract, each fund will be required to make margin payments to an FCM as described above for futures contracts.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

     In addition, each fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The limitations below on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match each fund's current or anticipated investments exactly. Each fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Each fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in each fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The lack of liquidity in the secondary market for a contract due to price fluctuation limits could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, each fund's access to other assets held to cover its options or futures positions could also be impaired.

     OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES (HIGH INCOME FUND). Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

     SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

     In a typical cap or floor agreement one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the High Income Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.

     ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser determines the liquidity of each fund's investments and, through reports from the Adviser, the Board of Directors monitors investments in illiquid instruments. In determining the liquidity of each fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).

     Investments currently considered by the Adviser to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, the Adviser may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options the funds write, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the funds may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors.

     Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. The Adviser has the ability to deem Restricted Securities as liquid. The Adviser has the ability to deem restricted securities as liquid. Where registration is required, each fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a fund, however, could affect adversely the marketability of such portfolio securities and a fund might be unable to dispose of such securities promptly or at reasonable prices.

     LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the funds' policies regarding the quality of debt securities.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. Direct debt instruments may not be rated by any nationally recognized statistical rating service. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the purchaser in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Adviser uses its research to attempt to avoid situations where fraud or misrepresentation could adversely affect the funds.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

     Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Each fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

     Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the funds' investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each fund and the borrower, if the participation does not shift to the funds the direct debtor-creditor relationship with the borrower, SEC interpretations require the funds, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), each fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover their obligation under the agreement. The funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

     DELAYED-DELIVERY TRANSACTIONS. Securities may be bought and sold on a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. The funds may receive fees or price concessions for entering into delayed-delivery transactions.

     When purchasing securities on a delayed-delivery basis, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with each fund's investments. If each fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, each fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss.

     Each fund may re-negotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

     SECURITIES LENDING. Each fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. Furthermore, they will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and
(6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     SHORT SALES. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if the Adviser anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

     When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     SOURCES OF CREDIT OR LIQUIDITY SUPPORT. The Adviser may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, the Adviser will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.

     LEVERAGE. The use of leverage by each fund creates an opportunity for increased net income and capital growth for the fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. Each fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for a fund including the likelihood of greater volatility of net asset value and market price of the shares and the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares may affect the return to a fund. To the extent the income or capital growth derived from securities purchased with funds received from leverage exceeds the cost of leverage, a fund's return will be greater than if leverage had not been used. Conversely, if the income or capital growth from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Adviser in its best judgment nevertheless may determine to maintain a fund's leveraged position if it deems such action to be appropriate under the circumstances. Certain types of borrowings by a fund may result in the fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. A fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the corporate debt securities or preferred shares purchased by a fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the fund in managing the fund's portfolio in accordance with the fund's investment objectives and policies.




     EFFECTIVE MATURITY is the calculated maturity based on analytical factors that estimate the actual expected return of principal rather than the stated final maturity date. For example, a mortgage-backed bond may have a 30-year stated final maturity. However, given the expected periodic principal prepayments of that bond, the effective maturity may be 10 years rather than the stated 30 years. The average effective maturity is the dollar-weighted average of effective maturities of the securities in the fund's portfolio.

     TOTAL RETURN is composed of the income received on the securities held by the fund and either capital appreciation or depreciation of those securities.

     Each fund may not issue senior securities, except as permitted under the 1940 Act. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts.

     Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

                           ADDITIONAL TAX INFORMATION

     The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes that may be applicable to them.

GENERAL


     Each fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, each fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain plus, in the case of the High Income Fund, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of the quarter of each fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


     Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

     A portion of the dividends from a fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by each fund of net capital gain do not qualify for the dividends-received deduction.

     Dividends or other distributions declared by a fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if they are paid by the fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

     A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS


     A redemption of a fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of shares of either fund for shares of another Morgan Keegan fund generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of a fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of that fund or acquires Class A shares of the other fund or the Morgan Keegan Southern Capital Fund without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis of the shares subsequently acquired. In addition, if a shareholder purchases shares of a fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.


     If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

INCOME FROM FOREIGN SECURITIES

     Dividends and interest received on foreign securities by the High Income Fund, and gains it realizes thereon, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The High Income Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the High Income Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the High Income Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

     If the High Income Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which most likely would have to be distributed by the fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The High Income Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years. The High Income Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

     Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities and (3) that are attributable to fluctuations in exchange rates that occur between the time the High Income Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the High Income Fund's investment company taxable income to be distributed to its shareholders.

HEDGING STRATEGIES

     The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by a fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

     Certain futures and foreign currency contracts in which a fund may invest will be "section 1256 contracts." Section 1256 contracts held by a fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by a fund, without in either case increasing the cash available to the fund.

     Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

     If a fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ORIGINAL ISSUE DISCOUNT SECURITIES

     A fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, a fund must include in its income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because a fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of securities, if necessary. A fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Letter of Intention
-------------------

     The sales charge applicable to purchases of Class A shares is reduced to 1% pursuant to a Letter of Intention that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 13-month period. Investors may obtain a form of a Letter of Intention ("Letter") from their Morgan Keegan investment broker or the fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of a fund which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.

Sales Charge Waivers
--------------------

     The sales charge is waived on Class A shares of each fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Morgan Keegan & Company, Inc. (or its direct or indirect subsidiaries), or by directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the fund. The sales charge also is waived on purchases of fund shares in an initial amount of not less than $250,000, and thereafter for subsequent purchases if the purchaser's fund account balance is at least $250,000, by (a) common or collective trust funds maintained by a bank,
(b) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and (c) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of each fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission ("SEC"), if the following conditions are met: (i) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (ii) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (iii) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases of Class I shares through Morgan Keegan Mutual fund "Wrap Accounts." Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

Additional Information on Redemptions
-------------------------------------

     Suspension of the right of redemption, or postponement of the date of payment, may be made (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by each fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the funds' investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the funds' shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     Each fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the funds' per share net asset value. However, each fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

                               VALUATION OF SHARES

     Net asset value of each fund's share will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas. Securities are valued at prices received from an independent pricing service or prices derived from the use of an internal matrix system that considers numerous factors including, but not limited to, yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market.

     Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. The Adviser gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign currencies from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of trading, then that security will be valued as determined in good faith by a committee appointed by the Board of Directors.

     Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in the funds' net asset value, and the current market value of options sold by the funds will be subtracted from net assets. Securities of other open-end investment companies are valued at their respective net asset values.

                               PURCHASE OF SHARES

CLASS A SHARES

     Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the funds in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution.

CLASS C SHARES

     Class C shares are offered on a continuous basis at a price equal to their net asset value. Class C shares that are redeemed within one year of purchase are subject to a contingent deferred sales charge ("CDSC") charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

     Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or CDSC.

                             PERFORMANCE INFORMATION

     The funds' performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The funds' share price will fluctuate and shares, when redeemed, may be worth more or less than originally paid.

TOTAL RETURN CALCULATIONS

     Average annual total return quotes ("Standardized Return") used in the funds' Performance Advertisements are calculated according to the following formula:

             P(1 + T)n(superscript)  = ERV
where:       P                       = a hypothetical initial payment of $1,000
             T                       = average annual total return
             n                       = number of years
            ERV                      = ending redeemable value of a hypothetical
                                       $1,000 payment made at the beginning of
                                       that period

     Because each class of the funds has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of each fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the funds' sales charge or Class A shares and the CDSC on Class C shares from the distribution rate produces a higher rate.

     In addition to average annual total returns, the funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking each fund's sales charge on Class A shares or the CDSC on Class C shares into account. Excluding the funds' sales charge on Class A shares and the CDSC on Class C shares from a total return calculation produces a higher total return figure.

     The funds may advertise yield, where appropriate. Each fund's yield is computed by dividing net investment income per share determined for a 30-day period ("Period") by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard:

                        Yield = 2 x [(a - b + 1)6(superscript) - 1]
                                    [(-----    )                  ]
                                    [( cd      )                  ]


         a   =   dividends and interest earned during the period
where:   b   =   net expenses accrued during the period
         c   =   the average daily number of fund shares outstanding during the period that would be entitled to receive dividends
         d   =   the maximum offering price per share on the last day of the period (NAV where applicable)


     In determining interest earned during the Period (variable "a" in the above formula), a fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

     With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) a fund accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) a fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

OTHER INFORMATION

     From time to time each fund may compare its performance in Performance Advertisements to the performance of other mutual funds or various market indices. The funds may also quote rankings and ratings, and compare the return of the funds with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The funds may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

     The funds may also compare their performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the funds or their performance to CDs, investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the funds are not insured or guaranteed by the U.S. government, the value of funds' shares will fluctuate and shares, when redeemed, may be worth more or less than originally paid. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on funds' shares will vary.

     Each fund's Performance Advertisements may reference the history of the fund's Adviser and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The funds may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The funds may discuss the advantages of saving through tax-deferred retirement plans or accounts.

                          TAX-DEFERRED RETIREMENT PLANS

     As noted in the funds' Prospectus, an investment in a fund's shares may be appropriate for various types of tax-deferred retirement plans. In general, income earned through the investment of assets of such a plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such a plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

     If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70-1/2 or thereafter. Nondeductible contributions may also be made to an "education IRA" or a "Roth IRA," distributions from which are not taxable under certain circumstances.

     An investment in a fund's shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you except as noted above. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, when the distribution is rolled over into another qualified plan, or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

     Morgan Keegan will assist self-employed individuals to set up a retirement plan through which a fund's shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities. However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS AND
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

     Morgan Keegan also will make available in a similar manner to corporate and other employers a SEPP or SIMPLE for investment in fund shares.

                             DIRECTORS AND OFFICERS

     The funds' officers are responsible for the operation of the funds under the direction of the Board of Directors. The officers and directors of the funds and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the funds as defined by the 1940 Act. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103, unless otherwise indicated.

Name                                   Position with the fund and Principal
                                       Occupation During Past Five Years

Allen B. Morgan, Jr.*                  President and Director.  Mr. Morgan is
Age 58                                 Chairman and Chief Executive Officer and
                                       Executive Managing Director of Morgan
                                       Keegan & Company, Inc. He also is a
                                       Chairman of Morgan Keegan, Inc. and a
                                       Director of Morgan Asset Management, Inc.

James D. Witherington, Jr.             Director.  Mr. Witherington is President
845 Crossover Lane                     of SSM Corp. (management of venture
Suite 140                              capital funds).  He also serves as a
Memphis, Tennessee 38117               Director for several private companies.
Age 51

William F. Hughes, Jr.*                Mr. Hughes is a Managing Director of
Age 57                                 Morgan Keegan & Company, Inc.  He also is
                                       President of Morgan Asset Management,
                                       Inc.

William Jefferies Mann                 Director.  Mr. Mann is Chairman and
675 Oakleaf Office Lane                President of Mann Investments, Inc.
Suite 100                              (hotel investments/consulting).  He also
Memphis, Tennessee  38117              serves as a Director for Heavy
Age 68                                 Machines, Inc. (equipment contractor).

James Stillman R. McFadden             Director.  Mr. McFadden is Vice President
845 Crossover Lane                     of Sterling Equities, Inc. (private
Suite 124                              equity financings).  He is also President
Memphis, Tennessee  38117              and Director of 1703, Inc. (restaurant
Age 43                                 management) and a Director of Starr
                                       Printing Co.

Joseph C. Weller*                      Vice President, Treasurer & Assistant
Age 61                                 Secretary.  Mr. Weller is Executive Vice
                                       President and Chief Financial Officer
                                       and Executive Managing Director of Morgan
                                       Keegan & Company, Inc. He also is a
                                       Director of Morgan Asset Management, Inc.

Charles D. Maxwell*                    Secretary and Assistant Treasurer. Mr.
Age 46                                 Maxwell is a Managing Director and
                                       Assistant Treasurer of Morgan Keegan &
                                       Company, Inc. and Secretary/Treasurer of
                                       Morgan Asset Management, Inc. He was
                                       formerly a senior manager with Ernst &
                                       Young (accountants) (1976-86).

                             TABLE OF COMPENSATION(1)


                                                       Total Compensation
   Name and Position      Aggregate Compensation      in the Morgan Keegan
   with the Company          from the Company    funds Complex Paid to Directors
   -----------------         ----------------    -------------------------------

Allen B. Morgan, Jr.               $0                        $0
President and Director

James D. Witherington, Jr.       $12,000                   $12,000
Director

William F. Hughes, Jr.             $0                        $0
Director

William Jeffries Mann            $12,000                   $12,000
Director

James Stillman R. McFadden       $12,000                   $12,000
Director

Officers and directors of the Company who are interested persons of the Company receive no salary or fees from the Company. Directors of the funds who are not interested persons of the funds will receive from each fund an annual retainer of $1,000 and a fee of $250 and reimbursement for related expenses for each meeting of the Board of Directors attended by them.


(1) These estimates are based on the compensation schedule adopted annually by the Company for its operation.


                             PRINCIPAL SHAREHOLDERS

As of October 30, 2000, directors and officers owned in the aggregate less than 1% of the outstanding shares of and class of each fund. As of October 30, 2000, the following shareholders were shown in the Company's records as owning more than 5% of any class of a fund's shares:


           FUND NAME                SHAREHOLDER NAME AND                        PERCENTAGE OF SHARES
                                         ADDRESS*                            BENEFICIALLY OWNED AS OF
                                                                                OCTOBER 30, 2000

High Income Fund                  The William A. Strong                             12.88%
Class A                           Family Limited Partnership

                                  Dianne C. Brown                                   11.29%

                                  Enterprise Nursing Home                            9.53%
                                  Bond Retirement Fund



                                     - 31 -

           FUND NAME                SHAREHOLDER NAME AND                        PERCENTAGE OF SHARES
                                         ADDRESS*                            BENEFICIALLY OWNED AS OF
                                                                                OCTOBER 30, 2000

                                  Hood Cable Inc.                                    6.07%

High Income Fund                  Barbara B. Hanemann                                6.64%
Class C                           Revocable Trust DTD
                                  7/21/99, Barbara B. Hanemann
                                  Trustee

                                  Office of Bone & Joint                             6.64%
                                  Surgery P.C., for the benefit
                                  of Owen-Tabor-Employees
                                  Retirement Plan & Trust DTD
                                  11/01/73

High Income Fund                  G. Walter Loewenbaum                              21.27%

Class I                           Richard A. McStay                                 13.86%

                                  Morgan Keegan 401(k), for                         12.04%
                                  the benefit of George
                                  Bagwell-Montgomery

                                  Charles E. Smith, DMD and                          9.10%
                                  Sandra G. Smith

                                  W.S. Newell and Sadie P. Newell                    8.49%

                                  Morgan Keegan 401(k),for the benefit               7.77%
                                  Robert M. Montague

                                  Lillian Shaw Loewenbaum                            7.11%

Intermediate Fund                 Community Foundation &                             32.71%
Class A                           Elmwood Cemetery Morgan
                                  Keegan Trust Company, FSB
                                  Trustee

                                  EBAA-Iron Inc.                                    32.29%

                                  Hood Cable Inc.                                    7.83%

                                  Saginaw Insurance Company LTD                      6.56%

Intermediate Fund                 Alabama Automotive                                27.11%
Class C                           Insured Wholesaler's Self
                                  Workers Compfund-Fixed Inc.

                                  Barbara B. Hanemann Revocable Trust               11.48%
                                  Revocable Trust DTD
                                  7/21/99, Barbara B. Hanemann
                                  Trustee



                                     - 32 -

           FUND NAME                SHAREHOLDER NAME AND                        PERCENTAGE OF SHARES
                                         ADDRESS*                            BENEFICIALLY OWNED AS OF
                                                                                OCTOBER 30, 2000

                                  Kenneth F. Clark, Jr.-IRA                         11.40%
                                  Rollover

                                  Texans for Rick Perry                             10.01%

Intermediate Fund                 Morgan Keegan, Inc.                               39.17%

Class I                           Calhoun Community College                         26.68%
                                  Foundation Perpetual
                                  Scholarship Fund

                                  Hope Foundation Inc.                              10.56%

                                  Fulenwider Living Trust DTD                        6.14%
                                  12/13/96


* The shareholders listed may be contacted c/o Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee, 38103.


                               INVESTMENT ADVISER

     Morgan Asset Management, Inc., an affiliate of Morgan Keegan, serves as the funds' investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of February 26, 1999. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors, the Adviser manages the investment and other affairs of the funds. The Adviser is responsible for managing the funds' portfolio securities and for making purchases and sales of portfolio securities consistent with the funds' investment objective, policies and limitations described in the Prospectus and this SAI. The Adviser is obligated to furnish the funds with office space as well as with executive and other personnel necessary for the operation of the funds. In addition, the Adviser is obligated to supply the Board of Directors and officers of the funds with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of each fund who are employees of the Adviser and/or its affiliates.

     The funds bear separately all their other expenses which are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the funds and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the funds' shares; expenses of registering and qualifying funds' shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to each fund's shareholders; costs of stationery; costs of shareholders and other meetings of the funds; compensation and expenses of the independent directors; and insurance covering each fund and its respective officers and directors. The funds are also liable for such nonrecurring expenses as may arise, including litigation to which the funds may be party. The funds also may have an obligation to indemnify its directors and officers with respect to any such litigation.


     The Intermediate Fund pays the Adviser a management fee at an annual rate of 0.40% of the fund's average daily net assets. For fiscal year ended June 30, 2000, the Intermediate Fund paid the Adviser $40,855. For the fiscal period ended June 30, 1999, the Intermediate Fund paid the Adviser $3,709. The High Income Fund pays the Adviser a management fee at an annual rate of 0.75% of the fund's average daily net assets. For fiscal year ended June 30, 2000, the High Income Fund paid the Adviser $101,623. For the fiscal period ended June 30, 1999, the High Income Fund paid the Adviser $5,823.


     The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of each fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the funds who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the funds, without penalty, on 60 days' written notice to the other, and will terminate automatically in the event of its assignment.

     Under the Advisory Agreement, the funds will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser is responsible for the execution of the funds' portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The funds may not always pay the lowest commission or spread available. Rather, the funds also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing brokers facilities (including the services described below) and any risk assumed by the executing broker.

     The Adviser may give consideration to research, statistical and other services furnished by broker/dealers to the Adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the funds. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services.

     From time to time the funds may use Morgan Keegan as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the funds to pay Morgan Keegan any commission for effecting a securities transaction for the funds in excess of the usual and customary amount other broker/dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

     The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the funds will generally deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers.

     The funds may not buy securities from, or sell securities to, Morgan Keegan as principal. The funds' Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the funds may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

     Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the funds except pursuant to the provisions of Rule lla2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the funds on that exchange only if the funds expressly consents by written contract.

     Investment decisions for the funds are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.


     The Company, its adviser and distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the funds. The Code of Ethics describes the fiduciary duty owed to shareholders by covered persons and establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the funds.

                                   DISTRIBUTOR

     Morgan Keegan acts as distributor of the funds' shares pursuant to an Underwriting Agreement between the funds and Morgan Keegan dated as of February 26, 1999 ("Underwriting Agreement"). The shares of the funds are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of each fund's shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of each fund's shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

     Each fund has adopted a Distribution Plan with respect to the Class A shares and Class C shares (each a "Plan," collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Intermediate Fund Rule 12b-1 Plan, distribution and service fees will be paid at an aggregate annual rate of up to 0.25% for Class A shares, and 0.60% for Class C shares of the fund's average daily net assets attributable to shares of that class. Under the High Income Fund Rule 12b-1 Plan, distribution and service fees will be paid at an aggregate annual rate of up to 0.25% for Class A shares and 0.75% for Class C shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.


     For the fiscal year ended June 30, 2000 and the fiscal period ended June 30, 2000, the Intermediate Fund paid service fees and distribution fees to Morgan Keegan pursuant to its Rule 12b-1 Plan of $33,885 and $2,462, respectively. For the fiscal year ended June 30, 2000, expenses paid for by Morgan Keegan for the Intermediate Fund included $20,112 for commissions and other compensation to employees, $15,450 for printing and mailing and $1,000 for promotional materials. For the fiscal period ended June 30, 1999, expenses paid for by Morgan Keegan for the Intermediate Fund included $1,477 for commissions and other compensation to employees, $500 for printing and mailing, and $250 for promotional materials. For the fiscal year ended June 30, 2000 and the fiscal period ended June 30, 2000, High Income Fund paid service fees and distribution fees to Morgan Keegan pursuant to its Rule 12b-1 Plan of $51,706 and $4,084, respectively. For the fiscal year ended June 30, 2000, expenses paid for by Morgan Keegan for the High Income Fund included $31,021 for commissions and other compensation to employees, $15,450 for printing and mailing, and $1,000 for promotional materials. For the fiscal period ended June 30, 1999, expenses paid for by Morgan Keegan for the High Income Fund included $2,450 for commissions and other compensation to employees, $500 for printing and mailing, and $250 for promotional materials.


     Service fees and distribution fees paid by the funds to Morgan Keegan under the Plans may exceed or be less than Morgan Keegan's expenses thereunder. No interested person of the funds or non-interested director had a direct or indirect interest in the Plans or related agreements. The funds benefits from the Plans by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion.

     The Plans were approved by the Initial Shareholder on January 13, 1999, and as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on November 16, 1998, including a majority of the directors who are not "interested persons" of the funds, as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plans or the Underwriting Agreement (the "Qualified Directors").

     In approving the Plans, in accordance with the requirements of Rule 12b-1, the Board of Directors determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing bond funds. The Board of Directors also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Board of Directors determined that there was a reasonable likelihood that the Plans would benefit each fund and its shareholders. This determination was based, in part, on the belief that the Plans enable the funds to have Morgan Keegan investment brokers available to promote and sell the funds, thereby assisting the funds to attract assets. Growth of assets is expected to benefit the funds and the Adviser. The funds are expected to benefit from the potential for economies of scale in their operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the funds are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Board of Directors acknowledged, however, that there is no assurance that benefits to the funds will be realized as a result of the Plans.

     The Plans may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of each fund's outstanding voting securities of the applicable class. Termination of the Plans terminates any obligation of the funds to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plans that would materially increase the service and distribution costs to the funds requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

     The Plans, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors of the funds.

     Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the funds pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the funds may rely on that rule only if the selection and nomination of the fund's independent directors are committed to the discretion of such independent directors.

     The Underwriting Agreement was approved by vote of the Board of Directors and the Qualified Directors on November 16, 1998. The Underwriting Agreement is subject to the same provisions for annual renewal as the Plans. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice from Morgan Keegan. Each fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of each fund.

                        DESCRIPTION OF THE FUNDS' SHARES


     The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board of Directors the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized six series of shares (Intermediate Bond Fund, High Income Fund, Morgan Keegan Select Financial Fund, Morgan Keegan Select Capital Growth Fund, Morgan Keegan Core Equity Fund and Morgan Keegan Utility Fund) and the issuance of three classes of shares of each fund, designated as Class A, Class C and Class I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.


     The Articles of Incorporation provide that all dividends and distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board of Directors and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

     Each class will vote separately on matters pertaining only to that class, as the Board of Directors may determine. On all other matters, all classes shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

     Unless otherwise required by the 1940 Act or the Articles of Incorporation, the funds have no intention of holding annual meetings of shareholders. The funds' shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board of Directors shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each fund. At least two-thirds of the directors holding office must have been elected by the shareholders.

                           CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                     AND PORTFOLIO ACCOUNTING SERVICE AGENT


     Morgan Keegan & Company, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103, serves as the transfer and dividend disbursing agent of each fund. For these services, Morgan Keegan receives from Intermediate Fund and High Income Fund fees of $2,000 and $2,500 per month, or $24,000 and $30,000 per year, respectively.


     Morgan Keegan also provides accounting services to each fund. For these services, which include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services, Morgan Keegan receives from each fund a fee of $1,500 per month, or $18,000 per year.

     The funds reserve the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

     State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the funds' custodian.

                                  LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to each fund and has passed upon certain matters in connection with this offering.


                          CERTIFIED PUBLIC ACCOUNTANTS


     KPMG LLP are the fund's independent certified public accountants. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the fund's financial statements contained in the fund's Annual Report to shareholders for the period ended June 30, 2000 ("Annual Report"). Those financial statements have been examined by KPMG LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. KPMG LLP performs an audit of the fund's financial statements and reviews the fund's federal and state income tax returns.

                         MORGAN KEEGAN SELECT FUND, INC.

                    MORGAN KEEGAN SELECT CAPITAL GROWTH FUND

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 (800) 366-7426

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the fund's Prospectus, dated November 1, 2000, which has been filed with the Securities and Exchange Commission. A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc., the fund's distributor, by writing to the above address or by calling the toll-free number listed above.


                          Morgan Keegan & Company, Inc.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 1-800-366-7426


                                November 1, 2000

                                TABLE OF CONTENTS
                                                                            PAGE


GENERAL INFORMATION...........................................................1

INVESTMENT LIMITATIONS AND POLICIES...........................................1

ADDITIONAL TAX INFORMATION....................................................4
     GENERAL..................................................................5
     DIVIDENDS AND OTHER DISTRIBUTIONS........................................5
     REDEMPTIONS..............................................................6
     HEDGING STRATEGIES.......................................................6

ADDITIONAL DEBT INFORMATION...................................................7

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................8
     LETTER OF INTENTION......................................................8
     SALES CHARGE WAIVERS.....................................................8
     ADDITIONAL INFORMATION ON REDEMPTIONS....................................9

VALUATION OF SHARES..........................................................10

PURCHASE OF SHARES...........................................................10
     CLASS A SHARES..........................................................10
     CLASS C SHARES..........................................................10
     CLASS I SHARES..........................................................11

PERFORMANCE INFORMATION......................................................11
     TOTAL RETURN CALCULATIONS...............................................11
     OTHER INFORMATION.......................................................12

TAX-DEFERRED RETIREMENT PLANS................................................12
     INDIVIDUAL RETIREMENT ACCOUNTS - IRAS...................................13
     SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS.................13
     SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS, AND SAVINGS INCENTIVE
        MATCH PLANS FOR EMPLOYEES - SIMPLES..................................13

DIRECTORS AND OFFICERS.......................................................13

TABLE OF COMPENSATION........................................................15

PRINCIPAL SHAREHOLDERS.......................................................16

INVESTMENT ADVISER...........................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................18

DISTRIBUTOR..................................................................19

OTHER INFORMATION............................................................21

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO
    ACCOUNTING SERVICE AGENT.................................................23

LEGAL COUNSEL................................................................23

CERTIFIED PUBLIC ACCOUNTANTS.................................................23


Dated:  November 1, 2000

                               GENERAL INFORMATION


         The Morgan Keegan Select Fund, Inc., is an open-end management investment company (the "Company") organized as a Maryland corporation on October 27, 1998. The Morgan Keegan Select Capital Growth Fund is a diversified series of the Company. The Company has five (5) other series of funds: the Morgan Keegan Intermediate Bond Fund, the Morgan Keegan High Income Fund, the Morgan Keegan Core Equity Fund, the Morgan Keegan Utility Fund and the Morgan Keegan Select Financial Fund. Each fund offers three classes of shares: Class A shares, Class C shares and Class I shares. The Morgan Keegan Select Capital Growth Fund succeeded to the business of Morgan Keegan Southern Capital Fund, Inc. ("Southern Capital") by assuming all of the assets subject to the liabilities of Southern Capital on October 31, 2000.


                       INVESTMENT LIMITATIONS AND POLICIES

         The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

         The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in the SAI are not fundamental and may be changed without shareholder approval.

         INVESTMENT LIMITATION OF THE FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. EACH FUND MAY NOT:

         1.  issue senior securities, except as permitted under the 1940 Act;

         2. borrow money, except that the fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         3. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         4. underwrite the securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

         5. lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

         6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         7. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; or

         8. with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. THE FUND:

         1. may borrow money only (a) from a bank, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the above fundamental restriction on borrowing);

         2. may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

         3. may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

         4. may not purchase securities when borrowings exceed 5% of its total assets; and

         5. may not purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         The following pages contain more detailed information about types of instruments in which the fund may invest, strategies the Adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.

OPTIONS

         The fund may from time to time write (sell) covered call options on certain of its portfolio securities. The fund intends only to engage in transactions in exchange-traded options. A covered call option is an option to purchase a portfolio security owned by the fund. In such a transaction, the fund obligates itself to sell the underlying security to the purchaser of the option at a fixed price if the purchaser exercises the option during the option period. In return, the fund receives a premium from the purchaser. During the option period, the fund foregoes the opportunity to profit from any increase in the market price of the security above the exercise price of the option, but retains the risk that the price of the security may decline.

         The fund may seek to terminate its obligation as a writer of a call option prior to its expiration by entering into a "closing purchase transactions." There is no assurance that the fund will be able to effect a closing purchase transaction, particularly with respect to thinly traded call options. The selling of call options could result in an increase in the fund's portfolio turnover rate, particularly in periods of appreciation in the market price of the underlying securities. The fund would use such options only as a defensive strategy and not as a primary investment technique. Although not a fundamental policy subject to shareholder vote, the fund does not intend during the coming year to write call options on portfolio securities exceeding 5% of its total assets or to write options that are not traded on a national securities exchange. Normally such options will be written only on those portfolio securities which the Adviser does not expect to have significant short-term capital appreciation.

LENDING PORTFOLIO SECURITIES

         The fund may lend portfolio securities to broker/dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the value of the securities loaned plus any accrued interest, "marked to market" on a daily basis, is continuously maintained by the borrower with the fund, and further provided that the Adviser determines that the borrower presents minimal credit risk. The Adviser will monitor the credit status of the borrower during the period of the loan.

         During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn additional income, or it may receive an agreed upon fee from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if such vote were considered important with respect to the investment. The fund does not intend during the coming year to loan more than 5% of its portfolio securities at any given time.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         Available cash may be invested by the fund in repurchase agreements. A repurchase agreement is an agreement under which U.S. Government obligations are acquired from a securities dealer or Bank subject to resale at a previously agreed upon price and date. The resale price reflects an agreed upon interest rate which is unrelated to the interest rate provided by the securities which are transferred. The securities will be held for the fund by its custodian as collateral until retransferred and will be supplemented by additional collateral (without cost to the fund) if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Repurchase agreements are usually for periods of one week or less, but may be for longer periods.

         To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund would be delayed or limited. However, the fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by the Adviser of the creditworthiness of such parties, which the fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         As stated in the fund's investment limitations, the fund may enter into reverse repurchase agreements for temporary purposes. Because such agreements are considered to be borrowings, the agreements are subject to the limitation that the fund may not borrow in an aggregate amount that exceeds 5% of the value of the fund's total assets at the time of borrowing. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to the fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. While reverse repurchase transactions are outstanding, the fund will maintain in a segregated account, cash, U.S. government securities or other liquid, high grade debt securities of an amount at least equal to the market value of the securities, plus accrued interests, subject to the agreement.


                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal income tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes that may be applicable to them.

GENERAL

         The fund (which is treated as a separate corporation for federal tax purposes) intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options) derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent if fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

         A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by the fund of net capital gain do not qualify for the dividends-received deduction.

         Dividends and other distributions declared by the fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if they are paid by the fund during the following January. Accordingly, those distributions will be taxed to the shareholders for the year in which that December 31 falls.

         A dividend or capital gain distribution paid shortly after shares have been purchased, although in effect a return of investment is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

         A redemption of the fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of shares of the fund for shares of another Morgan Keegan Fund generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of the fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of the fund or acquires Class A shares of another fund in the Morgan Keegan family of funds without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis of the shares subsequently acquired. In addition, if a shareholder purchases shares of the fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of the fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

         If shares of the fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

HEDGING STRATEGIES

         The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

         Certain futures and foreign currency contracts in which the fund may invest will be "section 1256 contracts." Section 1256 contracts held by the fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the fund, without in either case increasing the cash available to the fund.

         Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

         If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).




                           ADDITIONAL DEBT INFORMATION

         The fund will invest in debt securities, within its investment limitations, only in cases where the Adviser believes there is the potential of capital appreciation. If a security satisfies the fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such ratings, the fund will not be required to dispose of such security. If a downgrade occurs, the Advisor will consider what action, including the sale of such security, is in the best interest of the fund and its shareholders. Convertible securities purchased by the fund will be rated at the time of investment in the top four credit categories by at least one NRSRO or, if unrated, determined by the Advisor to be of comparable quality.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

LETTER OF INTENTION

         The sales charge applicable to purchases of Class A shares is reduced to 1% pursuant to a Letter of Intention that states that the purchaser intends to purchase shares equal to at least $1,000,000 within a 13-month period. Investors may obtain a form of a Letter of Intention ("Letter") from their Morgan Keegan investment broker or the fund's transfer agent, Morgan Keegan & Company, Inc. ("Transfer Agent"). Under a Letter, purchases of shares of the fund which are sold with a sales charge made within a 13-month period starting with the first purchase pursuant to a Letter will be aggregated for purposes of calculating the sales charges applicable to each purchase. To qualify under a Letter, a minimum initial purchase of $50,000 must be made; purchases must be made for a single account; and purchases made for related accounts may not be aggregated under a single Letter. The Letter is not a binding obligation to purchase any amount of shares, but its execution will result in paying a reduced sales charge for the anticipated amount of the purchase. If the total amount of shares purchased does not equal the amount stated in the Letter (minimum of $1,000,000), the investor will be notified and must pay, within 20 days of the expiration of the Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased under the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose.

SALES CHARGE WAIVERS

         The sales charge is waived on Class A shares of the fund purchased (1) as a result of reinvestment of dividends and capital gain distributions and (2) by officers, directors and full-time employees (and their immediate families, which includes their spouse, children, mother, father and siblings) of Morgan Keegan & Company, Inc. (or its direct or indirect subsidiaries), or by directors or officers (and their immediate families, which includes their spouse, children, mother, father and siblings) of the fund. The sales charge also is waived on purchases of fund shares in an initial amount of not less than $250,000, and thereafter for subsequent purchases if the purchaser's fund account balance is at least $250,000, by (a) common or collective trust funds maintained by a bank, (b) stock bonus, pension or profit sharing plans qualified under section 401(a) of the Code (including Keogh Plans and 401(k) Plans), and
(c) organizations exempt from taxation pursuant to section 501(a) of the Code. Also, shares of the fund may be acquired without a sales charge if the purchase is made through a Morgan Keegan representative who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission ("SEC"), if the following conditions are met: (i) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (ii) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (iii) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. The sales charge is also waived on purchases of Class I shares through Morgan Keegan Mutual fund "Wrap Accounts." Investors seeking to avail themselves of this waiver will be required to provide satisfactory evidence that all the above-noted conditions are met and should contact their Morgan Keegan representative for more information.

ADDITIONAL INFORMATION ON REDEMPTIONS

         Suspension of the right of redemption, or postponement of the date of payment, may be made (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by the fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's per share net asset value. However, the fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold.

                               VALUATION OF SHARES


         Net asset value of a fund share will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Securities owned by the fund for which market quotations are readily available will be valued at current market value, or, in their absence, at fair value as determined under procedures adopted by the fund's Board of Directors. Securities traded on an exchange or the NASD National Market System (including debt securities) will normally be valued at their last sale price. Other over-the-counter securities (including debt securities), and securities traded on exchanges for which there is no sale on a particular day (including debt securities), will be valued by a method which the fund's Board of Directors believes accurately reflects fair value. Premiums received on the sale of call options are included in the fund's net asset value, and the current market value of options sold by the fund will be subtracted from net assets.


                               PURCHASE OF SHARES

CLASS A SHARES

         Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the funds in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution.

CLASS C SHARES

         Class C shares are offered on a continuous basis at a price equal to their net asset value. Class C shares that are redeemed within one year of purchase are subject to a contingent deferred sales charge ("CDSC") charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

         Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or CDSC.


                             PERFORMANCE INFORMATION


         The fund's performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The fund's share price will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them. Prior to November 1, 2000, the fund was known as Morgan Southern Capital Fund, Inc. and had a policy of investing at least 65% of its assets in companies headquartered in the Southern United States. Morgan Keegan Southern Capital Fund, Inc. offered only one class of shares that was converted to Class A shares of the fund. Performance shown for the fund for periods prior to November 1, 2000 is the performance of Morgan Keegan Southern Capital Fund, Inc. The fund no longer has an investment policy that limits its investments to companies headquartered in the Southern United States.


TOTAL RETURN CALCULATIONS

         Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:
                              n
                      P(1 + T)   = ERV
         where:       P          = a hypothetical initial payment of $1,000
                      T          = average annual total return
                      n          = number of years
                      ERV        = ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of that period

         Because each class of the funds has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of each fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the funds' sales charge or Class A shares and the CDSC on Class C shares from the

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value.

         The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Initial sales charges are not taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

OTHER INFORMATION

         From time to time the fund may compare its performance in Performance Advertisements to the performance of other mutual funds or various market indices. One such market index is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), a widely recognized unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the United States. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The fund may invest in securities that are not included in the S&P 500.

         The fund may also quote rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The fund may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

         The fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the fund or its performance to CDs investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the fund are not insured or guaranteed by the U.S. government, the value of fund shares will fluctuate and your shares, when redeemed, may be worth more or less than you originally paid for them. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on the fund's shares will vary.

         The fund's Performance Advertisements may reference the history of the fund's distributor and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The fund may discuss the advantages of saving through tax-deferred retirement plans or accounts.


                          TAX-DEFERRED RETIREMENT PLANS

         As noted in the fund's Prospectus, an investment in fund shares may be appropriate for various types of tax-deferred retirement plans. In general, income earned through the investment of assets of such a plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such a plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

         If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. You also may be able to make a nondeductible contribution to an "education IRA" or "Roth IRA," distributions from which are not taxable under certain circumstances.

         An investment in fund shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan, or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

         Morgan Keegan will assist self-employed individuals to set up retirement plans through which fund shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities. However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS, AND
         SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

         Morgan Keegan also will make available to corporate and other employers a SEPP or SIMPLE for investment in fund shares.


                             DIRECTORS AND OFFICERS

         The fund's officers are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the fund as defined by the 1940 Act. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103, unless otherwise indicated.



                                                              Position with the fund and
NAME                                                 PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Allen B. Morgan, Jr.*                President and Director                 Mr. Morgan is Chairman and Chief
Age 58                                                                      Executive Officer and Executive
                                                                            Managing Director of Morgan Keegan &
                                                                            Company, Inc.  He also  is a
                                                                            Chairman of Morgan Keegan, Inc., and
                                                                            a Director of Morgan Asset
                                                                            Management, Inc.

James D. Witherington, Jr.           Director                               Mr. Witherington is President of SSM
845 Crossover Lane, Suite 140                                               Corp. (management of venture capital
Memphis, Tennessee  38117                                                   funds).  He also serves as a
Age 51                                                                      Director for several private
                                                                            companies.

William F. Hughes, Jr.*              Director                               Mr. Hughes is an Executive  Managing
Age 57                                                                      Director of Morgan Keegan & Company,
                                                                            Inc.  He also is President of Morgan
                                                                            Asset Management, Inc.

William Jefferies Mann               Director                               Mr. Mann is Chairman and President
675 Oakleaf Office Lane                                                     of Mann Investments, Inc. (hotel
Suite 100                                                                   investments/ consulting).  He also
Memphis, Tennessee  38117                                                   serves as a Director for Heavy
Age 68                                                                      Machines, Inc. (equipment contractor).

James Stillman R. McFadden
c/o Sterling Equities, Inc.          Director                               Mr. McFadden is Vice President of
6305 Humphreys Boulevard                                                    Sterling Equities, Inc. (private
Memphis, Tennessee  38120                                                   equity financings).  He is also
Age 43                                                                      President and Director of 1703 Inc.
                                                                            and a Director of Staff Printing Co.

                                       14

                                                              Position with the fund and
NAME                                                 PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Joseph C. Weller*                    Vice President, Treasurer &            Mr. Weller is Executive Vice
Age 61                               Assistant Secretary                    President and Chief Financial
                                                                            Officer and Executive Managing
                                                                            Director of Morgan Keegan & Company,
                                                                            Inc.  He also is a Director of
                                                                            Morgan Asset Management, Inc.

Charles D. Maxwell*                  Secretary and Assistant                Mr. Maxwell is a Managing Director
Age 46                                 Treasurer                            and Assistant Treasurer of Morgan
                                                                            Keegan & Company, Inc., and
                                                                            Secretary/Treasurer of Morgan Asset
                                                                            Management, Inc.  He was formerly a
                                                                            senior manager with Ernst & Young
                                                                            (accountants) (1976-86).


                            TABLE OF COMPENSATION(1)

                                                                                         Total
                                               Pension or                                Compensation
   Name and                Aggregate           Retirement           Estimated            From Company
   Position               Compensation      Benefits Accrued     Annual Benefits           and Fund
   with the                 from the         As Part of Fund          Upon              Complex Paid to
   Company                  Company             Expenses           Retirement              Directors
   -------                  -------             --------           ----------              ---------

Allen B. Morgan,              $0                   $0                   $0                     $0
Jr.
President and
Director

James D.                    $12,000                 $0                   $0                  $12,000
Witherington, Jr.
Director

William F.                    $0                    $0                   $0                     $0
Hughes, Jr.
Director

                                       15

                                                                                             Total
                                               Pension or                                Compensation
   Name and                Aggregate           Retirement           Estimated            From Company
   Position               Compensation      Benefits Accrued     Annual Benefits           and Fund
   with the                 from the         As Part of Fund          Upon              Complex Paid to
   Company                  Company             Expenses           Retirement              Directors
   -------                  -------             --------           ----------              ---------
William Jeffries            $12,000                 $0                   $0                  $12,000
Mann
Director

James Stillman              $12,000                 $0                   $0                  $12,000
R. McFadden
Director


(1)These numbers are based on the compensation schedule adopted annually by the Company for its operation.

Officers and directors of the fund who are interested persons of the fund receive no salary or fees from the fund. Directors of the fund who are not interested persons of the fund will receive an annual retainer of $1,000 and a fee of $250 and reimbursement for related expenses for each meeting of the Board of Directors attended by them.




                             PRINCIPAL SHAREHOLDERS


         On September 30, 2000 there were 2,417,583 shares of the fund outstanding of which all the officers and directors of the fund as a group (7 persons) owned approximately 2.99% shares. Management of the fund is not aware of any shareholder who owned of record or beneficially 5% or more of any class of the fund's outstanding common stock as of that date.


                               INVESTMENT ADVISER

         Morgan Asset Management, Inc., formerly Southern Capital Advisors, Inc., ("Adviser"), an affiliate of Morgan Keegan, serves as the fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of November 1, 2000. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors of the fund, the Adviser manages the investment and other affairs of the fund. The Adviser is responsible for managing the fund's portfolio securities and for making purchases and sales of portfolio securities consistent with the fund's investment objective, policies and limitations described in the Prospectus and this Statement of Additional Information. The Adviser is obligated to furnish the fund with office space as well as with executive and other personnel necessary for the operation of the fund. In addition, the Adviser is obligated to supply the Board of Directors and officers of the fund with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of the fund who are employees of the Adviser and/or its affiliates.

         The fund bears all its other expenses that are not assumed by the Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the fund's shares; expenses of registering and qualifying fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to fund shareholders; costs of stationery; costs of shareholders' and other meetings of the fund; compensation and expenses of the independent directors; and insurance covering the fund and its officers and directors. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be party. The fund also may have an obligation to indemnify its directors and officers with respect to any such litigation.


         The Adviser receives for its services a management fee, calculated daily and payable quarterly, at an annual rate of 1.0% of the average daily net assets of the fund for the first $100 million of average daily net assets and 0.75% of average daily net assets exceeding $100 million. The Adviser has agreed to reimburse the fund for certain expenses, including waiving the advisory fees received by it, in any fiscal year in which the fund's annual expenses (excluding interest, taxes, brokerage fees and commissions, and certain extraordinary charges), exceed 2.0% of the fund's average net assets. For the fiscal year ended June 30, 1998, the advisory fee was $695,785. For the fiscal year ended June 30, 1999, the advisory fee was $877,482. For the fiscal year ended June 30, 2000, the advisory fee was $823,851.


         The Advisory Agreement will remain in effect from year to year, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the fund who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the fund, without penalty, on 60 days' written notice to the other, and will terminate automatically in the event of its assignment.

         Under the Advisory Agreement, the fund will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreement, the Adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing brokers facilities (including the services described below) and any risk assumed by the executing broker.


         The Adviser may give consideration to research, statistical and other services furnished by broker/dealers to the Adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receipt of such brokerage and research services. During the fiscal year ended June 30, 2000, the fund paid brokerage commissions of $73,306 to brokers who provided research services.


         From time to time the fund may use Morgan Keegan & Company, Inc. ("Morgan Keegan") as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Adviser will not cause the fund to pay Morgan Keegan any commission for effecting a securities transaction for the fund in excess of the usual and customary amount other broker/dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."


         The Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers. For the fiscal year ended June 30, 2000, brokerage commissions paid to Morgan Keegan constituted approximately 9% of all brokerage commissions paid by the fund in connection with 7% of the aggregate dollar amount of transactions involving the payment of commissions effected by the fund in that year. Brokerage commissions paid to Morgan Keegan were $6,520, $3,425 and $8,100 for the fiscal years ended June 30, 2000, 1999 and 1998, respectfully.


         The fund may not buy securities from, or sell securities to, Morgan Keegan as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the fund except pursuant to the provisions of Rule 11a2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the fund on that exchange only if the fund expressly consents by written contract. The Advisory Agreement expressly provides such consent in accordance with Rule 11a2-2(T).

         Investment decisions for the fund are made independently from those of other accounts advised by the Adviser. However, the same security may be held in the portfolios of more that one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.


         The fund, its investment adviser and distributor have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the fund. The code of ethics describes the fiduciary duty owed to shareholders by all covered persons and establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the fund.



                                   DISTRIBUTOR

         Morgan Keegan acts as distributor of the fund's shares pursuant to an Underwriting Agreement between the fund and Morgan Keegan dated February 26, 1999 ("Underwriting Agreement"). The shares of the fund are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of fund shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan also compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of fund shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

         Pursuant to the Underwriting Agreement, as currently in effect, Morgan Keegan will receive as compensation for its services a 3.0% sales charge on purchased shares. The sales charge is reduced to 1.0% on sales of $1 million or more, and is waived on certain purchases of fund shares.

         The fund has adopted Distribution Plans with respect to the Class A shares and Class C shares (each a "Plan," collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the fund's Rule 12b-1 Plans, distribution and service fees will be paid at an aggregate annual rate of up to 0.50% for Class A shares, and 1.00% for Class C shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

         Service fees and distribution fees paid by the fund to Morgan Keegan under the Plans may exceed or be less than Morgan Keegan's expenses thereunder. For the fiscal year ended June 30, 2000, the fund paid service fees and distribution fees to Morgan Keegan of $411,926. For the fiscal year ended June 30, 2000, expenses paid for by Morgan Keegan included $247,155 for commissions and other compensation to employees, $99,319 for printing and mailing, and $25,352 for promotional materials. No interested person of the fund or non-interested director had a direct or indirect interest in the Plans or related agreements. The fund benefits from the Plans by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion. For the fiscal year ended June 30, 1998, Morgan Keegan retained sales charges of $624,000 received on sales of the fund's shares; for the fiscal year ended June 30, 1999, Morgan Keegan retained sales charges of $224,000 received on sales of the fund's shares; and for the fiscal year ended June 30, 2000, Morgan Keegan retained sales charges of $36,694 received on sales of the fund's shares.

         The Plans were  approved  by the  Initial  Shareholder  on October  30,
2,000, and as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on August 21, 2000, including a majority of the directors who are not "interested persons" of the funds, as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plans or the Underwriting Agreement (the "Qualified Directors").


         In approving the Plans, in accordance with the requirements of Rule 12b-1, the Directors determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing equity funds sold with front-end sales loads, with or without distribution fees. The Plans permits the fund's shares to be sold to investors with a front-end sales load of 3%, while some competing equity funds traditionally have been sold with front-end sales loads in an amount up to 8 1/2% of the purchase price (9.29% of the net amount invested). The Board also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Directors determined that there was a reasonable likelihood that the Plans would benefit the fund and its shareholders. This determination was based, in part, on the belief that the Plans enable the fund to have Morgan Keegan investment brokers available to promote and sell the fund, thereby assisting the fund to attract assets. Growth of assets is expected to benefit both the fund and the Adviser. The fund is expected to benefit from the potential for economies of scale in its operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the fund are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Directors acknowledged, however, that there is no assurance that benefits to the fund will be realized as a result to the Plan.

         The Plans may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of the fund's outstanding voting securities of the applicable class. Termination of the Plans terminates any obligation of the fund to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plans that would materially increase the service and distribution costs to the fund requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

         The Plans, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors.

         Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plans or any related agreement shall provide to the fund's Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the fund may rely on that rule only if the selection and nomination of the fund's independent directors are committed to the discretion of such independent directors.

         The Underwriting Agreement was approved by vote of the Board and the Qualified Directors on November 16, 1998. The Underwriting Agreement is subject to the same provisions for annual renewal as the Plans. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice from Morgan Keegan. The fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of the fund.


                                OTHER INFORMATION

         The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board of Directors the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized six series of shares which are the Morgan Keegan Select Capital Growth Fund, the Morgan Keegan Intermediate Bond Fund, the Morgan Keegan High Income Fund, the Morgan Keegan Select Financial Fund, the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund and the issuance of three classes of shares of each fund, designated as Class A, Class C and Class
I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable. As of October 31, 2000, the Company, on behalf of Morgan Keegan Select Capital Growth Fund series, assumed all of the assets subject to the liabilities of Morgan Keegan Southern Capital Fund, Inc., which was incorporated in Maryland on May 5, 1986.

         The Articles of Incorporation provide that all dividends and distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board of Directors and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

         Each class will vote separately on matters pertaining only to that class, as the Board of Directors may determine. On all other matters, all classes shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

         Unless  otherwise   required  by  the  1940  Act  or  the  Articles  of
Incorporation, the fund has no intention of holding annual meetings of shareholders. The fund's shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board of Directors shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each fund of the Company. At least two-thirds of the directors holding office must have been elected by the shareholders.

                           CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                                       AND
                       PORTFOLIO ACCOUNTING SERVICE AGENT

         Morgan Keegan & Company, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103, serves as the transfer and dividend disbursing agent of the fund. For these services, Morgan Keegan, the fund's distributor, receives from the fund a fee of $5,000 per month, or $60,000 per year.

         Morgan Keegan also provides accounting services to the fund. For these services, which include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services, Morgan Keegan receives from the fund a fee of $2,500 per month, or $30,000 per year.

         Shareholders who request an historical transcript of their account will be charged a fee based on the number of years researched. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

         State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the fund's custodian.


                                  LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036-1800, serves as counsel to the fund and has passed upon certain matters in connection with this offering.


                          CERTIFIED PUBLIC ACCOUNTANTS

         KPMG LLP are the fund's independent certified public accountants. The financial information under the caption "Financial Highlights" in the Prospectus has been derived from the fund's financial statements contained in the fund's Annual Report to shareholders for the period ended June 30, 2000 ("Annual Report"). Those financial statements have been examined by KPMG LLP whose report thereon also appears in the Annual Report and have been incorporated by reference in this Statement of Additional Information. KPMG LLP performs an audit of the fund's financial statements and reviews the fund's federal and state income tax returns.

                            PART C: OTHER INFORMATION
                            -------------------------

23.     Exhibits:

        (a)           (1)    Articles of Incorporation 1/
                      (2)    Amendment to Articles of Incorporation dated
                             January 12, 1999 2/
                      (3)    Amendment to Articles of Incorporation dated July
                             21, 2000 6/
                      (4)    Amendment to Articles of Incorporation dated
                             August 21, 2000 (filed herewith)

        (b)           By-laws 2/
                      (1)    Amendment to Bylaws (filed herewith)
        (c)           Instruments Defining Rights of Security Holders
                      (1)    Articles of Incorporation 1/
                      (2)    Bylaws 2/
        (d)           (1)    Advisory Agreement between Registrant and Morgan
                             Asset Management, Inc. with respect to Morgan
                             Keegan Intermediate Bond Fund and Morgan Keegan
                             High Income Fund 2/
                      (2)    Investment Advisory Agreement between Growth Stock
                             Portfolio and Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. with respect to Morgan Keegan Core Equity Fund 4/

                             (a) Investment Sub-Advisory Agreement with Sector Capital Management L.L.C. 5/

                             (b) Investment Sub-Subadvisory Agreement with Miller/Howard Investments, Inc. 5/

                             (c) Investment Sub-Subadvisory Agreement with Hallmark Capital Management, Inc. 5/

                             (d) Investment Sub-Subadvisory Agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. 5/

                             (e) Investment Sub-Subadvisory Agreement with The Mitchell Group, Inc. 5/

                             (f) Investment Sub-Subadvisory Agreement with Ashland Management Incorporated 5/

                             (g) Investment Sub-Subadvisory Agreement with Delta Capital Management, Inc. 5/

                             (h) Investment Sub-Subadvisory Agreement with Dresdner RCM Global Investors LLC 5/

                             (i) Investment Sub-Subadvisory Agreement with Alliance Capital Management L.P. 5/

                      (3) Investment Advisory Agreement between The Utilities Stock Portfolio and Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. with respect to Morgan Keegan Utility Fund 4/
                             (a) Investment Sub-Advisory Agreement with Miller/Howard Investment, Inc. (to be filed).
                      (4) Investment Advisory and Administration Agreement between Registrant and Morgan Asset Management, Inc. with respect to the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund (to be filed).
                      (5) Investment Advisory and Administration Agreement between Registrant and Morgan Asset Management, Inc. with respect to Morgan Keegan Select Financial Fund 7/
                             (a)    Form of Sub-Advisory Agreement among
                                    Registrant, Morgan Asset Management, Inc.
                                    and T.S.J. Advisory Group, Inc. with respect to Morgan Keegan Select Financial Fund 7/
                      (6) Investment Advisory Agreement between Registrant and Morgan Asset Management, Inc. with respect to Morgan Keegan Select Capital Growth Fund (filed herewith)

        (e)           Underwriting Agreement 2/
        (f)           Bonus or Profit Sharing Contracts - none

        (g)           (1)    Custodian Agreement between Registrant and State
                             Street Bank & Trust Company with respect to Morgan
                             Keegan Intermediate Bond Fund, Morgan Keegan High
                             Income Fund, Morgan Keegan Select Financial Fund
                             and Morgan Select Capital Growth Fund 3/
                      (2)    Custody Agreement between Growth Stock Portfolio
                             and Star Bank, N.A. with respect to the Morgan
                             Keegan Core Equity Fund 4/
                      (3)    Custody Agreement between Utilities Stock Portfolio
                             and Star Bank, N.A. with respect to the Utilities
                             Fund 4/
                      (4)    Custody Agreement between Registrant and Firstar
                             Bank, N.A. with respect to Morgan Keegan Core
                             Equity Fund and Morgan Keegan Utility Fund (to be
                             filed).
        (h)           Other Material Contracts
                      (1)    Amended  and  Restated  Fund  Accounting   Services
                             Agreement    with   respect   to   Morgan    Keegan
                             Intermediate  Bond Fund,  Morgan Keegan High Income
                             Fund,  Morgan  Keegan  Select  Financial  Fund  and
                             Morgan  Keegan  Select  Capital  Growth Fund (filed
                             herewith)
                      (2)    Amended and  Restated  Transfer  Agency and Service
                             Agreement    with   respect   to   Morgan    Keegan
                             Intermediate  Bond Fund,  Morgan Keegan High Income
                             Fund,  Morgan Keegan Select Financial Fund,  Morgan
                             Keegan Core Equity Fund, Morgan Keegan Utility Fund and Morgan Keegan Select Capital Growth Fund (filed herewith)
                      (3)    Fund Accounting Services Agreement between
                             Registrant and Mutual Funds Service Co. with respect to the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund (to be filed).
                      (6)    Form of Participation Agreement among Meeder Asset
                             Management, Inc., Growth Stock Portfolio, Sector
                             Capital Management, L.L.C. and Morgan Keegan Select
                             Fund, Inc., on behalf of Morgan Keegan Core Equity
                             Fund (filed herewith).
                      (7)    Form of Participation Agreement among Meeder Asset
                             Management, Inc., The Utilities Stock Portfolio,
                             Miller/Howard Investment, Inc. and Morgan Keegan
                             Select Fund, Inc., on behalf of Morgan Keegan
                             Utility Fund (filed herewith).
                      (8)    Sub-Administration Agreement among Morgan Keegan
                             Select Fund, Inc., Morgan Asset Management, Inc.
                             and Mutual Funds Service Company with respect to Morgan Keegan Core Equity Fund and Morgan Keegan
                             Utility Fund (to be filed).

        (i)           (1)    Legal Opinion with respect to Morgan Keegan Select
                             Financial Fund 7/
                      (2)    Legal Opinion with respect to Morgan Keegan
                             Intermediate Bond Fund, Morgan Keegan High Income
                             Fund and Morgan Keegan Select Capital Growth Fund
                             (filed herewith).
        (j)           Other Opinions
                      (1)    Accountants' Consent with respect to Morgan Keegan
                             High Income Fund and Morgan Keegan International
                             Bond Fund (filed herewith).
                      (2)    Accountants' Consent with respect to Morgan Keegan
                             Select Capital Growth Fund (filed herewith).
        (k)           Omitted Financial Statements - none
        (l)           Initial Capital Agreement 2/
        (m)           (1)    Distribution Plan pursuant to Rule 12b-1 for Class
                             A shares of Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund 2/
                      (2)    Distribution Plan pursuant to Rule 12b-1 for Class
                             A shares of Morgan Keegan Select Financial Fund,
                             Morgan Keegan Select Capital Growth Fund, Morgan
                             Keegan Core Equity Fund and Morgan Keegan Utility
                             Fund (filed herewith)
                      (3)    Distribution Plan pursuant to Rule 12b-1 for Class
                             C shares of Morgan Keegan Select Fund, Inc. (filed herewith)
                             (a)    Distribution Fee Addendum for Class C shares
                                    with respect to Morgan Keegan Intermediate
                                    Bond Fund, Morgan Keegan High Income Fund,
                                    Morgan Keegan Select Financial Fund, Morgan
                                    Keegan Select Capital Growth Fund, Morgan
                                    Keegan Core Equity Fund and Morgan Keegan
                                    Utility Fund (filed herewith)

        (n) Amended and Restated Multiple Class Plan with respect to Morgan Keegan Intermediate Bond Fund, Morgan Keegan High Income Fund, Morgan Keegan Core Equity Fund, Morgan Keegan Utility Fund, Morgan Keegan Select Financial Fund and Morgan Keegan Select Capital Growth Fund (filed herewith)

        (p)           Codes of Ethics
                      (1) Codes of Ethics for Growth Stock Portfolio and Utilities Stock Portfolio 4/
                      (2)    Code of Ethics for Meeder Financial, Inc. 4/
                      (3) Amended and Restated Code of Ethics for Morgan Keegan Select Fund, Inc., Morgan Keegan & Company, Inc. and Morgan Asset Management, Inc. 7/
                      (4)    Code of Ethics for T.S.J. Advisory Group, Inc. 7/



1/ Incorporated by reference to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 27, 1998.

2/      Incorporated  by  reference  to  Pre-Effective  Amendment  No.  1 to the
        Registrant's   Registration   Statement  on  Form  N-1A,  SEC  File  No.
        333-66181, filed on January 21, 1999.

3/      Incorporated  by  reference  to  Post-Effective  Amendment  No. 2 to the
        Registrant's   Registration   Statement  on  Form  N-1A,  SEC  File  No.
        333-66181, filed on October 28, 1999.

4/      Incorporated  by  reference  to  Post-Effective  Amendment  No. 3 to the
        Registrant's   Registration   Statement  on  Form  N-1A,  SEC  File  No.
        333-66181, filed on June 6, 2000.

5/ Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A for Growth Stock Portfolio, SEC File No. 811-6647, filed on December 27, 1997.

6/      Incorporated  by  reference  to  Post-Effective  Amendment  No. 5 to the
        Registrant's   Registration   Statement  on  Form  N-1A,  SEC  File  No.
        333-66181, filed on August 17, 2000.

7/      Incorporated  by  reference  to  Post-Effective  Amendment  No. 6 to the
        Registrant's   Registration   Statement  on  Form  N-1A,  SEC  File  No.
        333-66181, filed on August 25, 2000.

Item 24.Persons controlled by or under Common Control with Registrant
        -------------------------------------------------------------

        None.

Item 25.Indemnification
        ---------------

        Section   Eleventh  of   the   Articles   of   Incorporation   of    the
        Corporation states:
        ------------------------------------------------------------------------

        Section 11.1. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) as currently in effect or as it may hereafter be amended, no director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

        Section 11.2. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect or as it may hereafter be amended, the Corporation shall indemnify and advance expenses to its present and past directors, officers, or employees, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent, of or in similar capacities, for other entities. The Board of Directors may determine that the Corporation shall provide information or advance expenses to an agent.

        Section 11.3. Repeal or Modifications. No repeal or modification of this Article ELEVENTH by the stockholders of the Corporation, or adoption or modification of any other provision of the Articles of Incorporation or By-Laws inconsistent with this Article ELEVENTH, shall repeal or narrow any limitation on (1) the liability of any director, officer or employee of the Corporation or (2) right of indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

        Section 10.01 of the Bylaws of the Corporation states:
        ------------------------------------------------------

        The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (the "Proceeding"), by reason of the fact that he or she is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted.

        Paragraph 7 of the Advisory Agreement between the Corporation and Morgan Asset Management, Inc. with respect to Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund states:
        ------------------------------------------------------------------------

        A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

        B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

        Paragraphs 7 and 8 of the Underwriting Agreement between the Corporation and Morgan Keegan & Company, Inc. state:
        ------------------------------------------------------------------------

        7. The Fund agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Fund shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Fund by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Fund or who controls the Fund within the meaning of
        Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Fund or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

        8. The Distributor agrees to indemnify, defend and hold the Fund, its several officers and directors, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Fund for use in the Registration Statement or arising out of or based upon any alleged omission by the Distributor to state a material fact in connection with such information required to be stated in the Registration Statement or necessary to make such information not misleading.

        Paragraph 3 of the Amended and Restated Fund Accounting Service Agreement between Morgan Keegan & Company, Inc. and Morgan Keegan Select Fund, Inc. with respect to Morgan Keegan Intermediate Bond Fund, Morgan Keen High Income Fund, Morgan Keegan Select Financial Fund and Morgan Keegan Select Capital Growth Fund states:
        ------------------------------------------------------------------------

               RESPONSIBILITY OF MORGAN KEEGAN & Company, Inc. Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but shall be indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence or willful misconduct. Morgan Keegan shall be entitled to rely on and may act upon the reasonable advice of the Fund's auditors or of counsel (who may be counsel of the Fund) on all matters, and shall not be liable for any action reasonably taken or omitted pursuant to such advice.

        In addition, Morgan Keegan shall not be liable for any loss of data or any delay in its performance under this Agreement to the extent such loss or delay is due to causes beyond its control, including but not limited to: acts of God, interruption in, loss of or malfunction in power, significant computer hardware or systems software or telephone communication service; acts of civil or military authority; sabotage; war or civil commotion; fire; explosion; or strike beyond delivery of minimum critical services. Morgan Keegan shall use its best efforts to minimize any such loss or delay by all practical means and to replace any lost data promptly. Morgan Keegan agrees not to discriminate against the Fund in favor of any other customer of Morgan Keegan in making computer time and its personnel available to input and process the transactions hereunder when a loss or delay occurs.

        Paragraph 10 of the Amended and Restated Transfer Agency and Service Agreement between the Corporation and Morgan Keegan & Company, Inc. states:
        ------------------------------------------------------------------------

               RESPONSIBILITY OF MORGAN KEEGAN; LIMITATION OF LIABILITY. Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but the Fund shall indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit brought by any person (including a shareholder naming the Fund as a party) other than the Fund arising out of, or in connection with, Morgan Keegan's performance of its obligations hereunder, provided, that Morgan Keegan does not act with bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence.

        The Fund shall also indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (except to the extent contributed to by Morgan Keegan's bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence) resulting from the negligence of the Fund, or Morgan Keegan's acting upon any instructions reasonably believed by it to have been executed or communicated by any person duly authorized by the Fund, or as a result of Morgan Keegan's acting in reliance upon advice reasonably believed by Morgan Keegan to have been given by counsel for the Fund, or as a result of Morgan Keegan's acting in reliance upon any instrument reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

        In no event shall Morgan Keegan be liable for indirect, special, or consequential damages (even if Morgan Keegan has been advised of the possibility of such damages) arising from the obligations assumed hereunder and the services provided for by this Agreement, including but not limited to lost profits, loss of use of the shareholder accounting system, cost of capital, cost of substitute facilities, programs or services, downtime costs, or claims of the Fund's shareholders for such damage.

        Article VI, Paragraph 4, of the Investment Advisory Agreement between Growth Stock Portfolio and R. Meeder & Associates, Inc. states:
--------------------------------------------------------------------------------

        (4) The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio in connection with the matters to which this Agreement relates (including, but not limited to, loss sustained by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security), except for loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under this Agreement.

        Article VI, Paragraph 4, of the Investment Advisory Agreement between The Utilities Stock Portfolio and R. Meeder & Associates, Inc. states:
--------------------------------------------------------------------------------

        (4) The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio in connection with the matters to which this Agreement relates (including, but not limited to, loss sustained by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security), except for loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under this Agreement.

        Paragraph 8 of the Investment Advisory and Admnistration Agreement between Morgan Keegan Select Fund, Inc. and Morgan Asset Management, Inc. with respect to Morgan Keegan Select Financial Fund states:
--------------------------------------------------------------------------------

        A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to Morgan Keegan Select or to any shareholder of Morgan Keegan Select or its Fund for any error of judgment or mistake of law in the course of, or connected with, rendering services hereunder or for any losses that may be sustained by the Fund, Morgan Keegan Select, or its shareholders in connection with the matters to which this Agreement relates.

        B. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

        Paragraph 8 of the Sub-Advisory Agreement among Morgan Keegan Select Fund, Inc., Morgan Asset Management, Inc. and T.S.J. Advisory Group, Inc. with respect to Morgan Keegan Select Financial Fund states:
--------------------------------------------------------------------------------

        8. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, Morgan Keegan Select, its shareholders or by the Adviser in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its services and duties or from reckless disregard by it of its obligations and duties under this Agreement. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

        Paragraph 7 of the Investment Advisory and Management Agreement between Morgan Keegan Select Fund, Inc. and Morgan Asset Management, Inc. with respect to Morgan Keegan Select Capital Growth Fund states:
--------------------------------------------------------------------------------

        The Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder in good faith, and shall not be responsible for any action of the Board of Directors of the Fund in following or declining to follow any advice or recommendations of the Adviser; provided that nothing in this Agreement shall protect the Adviser against any liability to the Portfolio, the Fund or its stockholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties hereunder.

        Paragraph 3.2 of the Participation Agreement among Growth Stock Portfolio, Meeder Asset Management, Inc. , Sector Capital Management, L.L.C. and Morgan Keegan Select Fund, Inc. with respect to the Morgan Keegan Core Equity Portfolio states:
--------------------------------------------------------------------------------

               Indemnification by the Portfolio.

               (a) The Portfolio will indemnify and hold harmless the Company, the Fund, and their directors, officers and employees and each other person who controls the Fund, as the case may be, within the meaning of Section 15 of the 1933 Act (each a "Covered Person" and collectively "Covered Persons"), against any and all losses, claims, demands, damages, liabilities and expenses (each a "Liability" and collectively, the "Liabilities") (including the reasonable costs of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith) which

                      (i) arise out of or are based upon any of the Securities Laws, any other statute or common law or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such Liabilities arise out of or are based upon any omission or commission by the Portfolio (either during the course of its daily activities or in connection with the accuracy of its representations or warranties in this Agreement) that caused or continues to cause the Fund to violate any federal or state securities laws or regulations or any other applicable domestic or foreign law or regulations or common law duties or obligations, but only to the extent that such Liabilities do not arise out of and are not based upon an omission or commission of the Company or Fund (other than an imputed act or omission based upon an act or omission of the Portfolio);

                      (ii) arise out of or are based upon an inaccurate calculation of the Portfolio's net asset value (whether by the Portfolio or any party retained by the Portfolio for that purpose);

                      (iii) arise out of (A) any untrue statement of a material fact in the registration statement of the Portfolio filed on Form N-1A (including amendments and supplements thereto) or omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, (B) any untrue statement of a material fact in the registration statement of the Company (relating to the Fund) filed on Form N-1A (including amendments and supplements thereto) with respect to information about the Portfolio (including any investment performance information of the Portfolio) that is furnished by the Portfolio specifically for inclusion in the Company's Form N-1A, or omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, or (C) any untrue statement of a material fact in advertising or sales literature used by the Company on behalf of the Fund, or an omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, if included at the request, or with the written permission, of the Portfolio;

                      (iv) arise out of the Portfolio's failure to qualify as a regulated investment company under the Code;

                      (v) result from the failure of any representation or warranty made by the Portfolio to be accurate when made or the failure of the Portfolio to perform any covenant contained herein or to otherwise comply with the terms of this Agreement;

                      (vi) arise out of any unlawful or negligent act by the Portfolio, whether such act was committed against Meeder, Sector Capital, the Portfolio, the Fund or any third party;

                      (vii) arise out of any claim that the systems, methodologies, or technology used in connection with operating the Portfolio, including the technologies associated with maintaining the master-feeder structure of the Portfolio, violates any license or infringes upon any patent or trademark;

                      (viii) arise out of any claim that the use of the names used by the Portfolio or any corresponding use by the Fund of names used by the Portfolio violates any license or infringes upon any trademark; or

                      (ix) result from any Liability of the Portfolio to any investor in the Portfolio (or shareholder thereof), other than the Fund (and its shareholders); provided, however, that in no case shall the Portfolio be liable with respect to any claim made against any such Covered Person unless such Covered Person shall have notified the Portfolio in writing of the nature of the claim within a reasonable time after the summons, other first legal process or formal or informal initiation of a regulatory investigation or proceeding shall have been served upon or provided to a Covered Person or any federal, state or local tax deficiency has come to the attention of the Fund or a Covered Person. Failure to notify the Portfolio of such claim shall not relieve it from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this paragraph.

        (b) INDEMNIFICATION OF SECTOR CAPITAL. The Portfolio will indemnify and hold harmless Sector Capital, and each of its respective Trustees, directors and officers and each person, if any, who controls Sector Capital within the meaning of Section 15 of the 1933 Act (each a "Sector Indemnified Party" and collectively, the "Sector Indemnified Parties") against any and all Liabilities (including the reasonable costs of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith), which

                      (i) arise out of (A) any untrue statement of a material fact in the registration statement of the Portfolio filed on Form N-1A (including amendments and supplements thereto) or omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, (B) any untrue statement of a material fact in advertising or sales literature used by Sector Capital, or an omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, if included at the request, or with the written permission, of the Portfolio;

                      (ii) result from the failure of any representation or warranty made by the Portfolio to be accurate when made or the failure of the Portfolio to perform any covenant contained herein or to otherwise comply with the terms of this Agreement;

                      (iii) arise out of any unlawful or negligent act by the, whether such act was committed against Sector Capital, the Fund, the Company, the Portfolio, Meeder, or any third party.

        Paragraph 3.2 of the Participation Agreement among the Utilities Stock Portfolio, Meeder Asset Management, Inc., Miller/Howard Investments, Inc. and Morgan Keegan Select Fund, Inc. with respect to the Morgan Keegan Utility Fund states:
--------------------------------------------------------------------------------

               Indemnification by the Portfolio.
               ---------------------------------

               (a) The Portfolio will indemnify and hold harmless the Company, the Fund, and their directors, officers and employees and each other person who controls the Fund, as the case may be, within the meaning of Section 15 of the 1933 Act (each a "Covered Person" and collectively "Covered Persons"), against any and all losses, claims, demands, damages, liabilities and expenses (each a "Liability" and collectively, the "Liabilities") (including the reasonable costs of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith) which

                      (i) arise out of or are based upon any of the Securities Laws, any other statute or common law or are incurred in connection with or as a result of any formal or informal administrative proceeding or investigation by a regulatory agency, insofar as such Liabilities arise out of or are based upon any omission or commission by the Portfolio (either during the course of its daily activities or in connection with the accuracy of its representations or warranties in this Agreement) that caused or continues to cause the Fund to violate any federal or state securities laws or regulations or any other applicable domestic or foreign law or regulations or common law duties or obligations, but only to the extent that such Liabilities do not arise out of and are not based upon an omission or commission of the Company or Fund (other than an imputed act or omission based upon an act or omission of the Portfolio);

                      (ii) arise out of or are based upon an inaccurate calculation of the Portfolio's net asset value (whether by the Portfolio or any party retained by the Portfolio for that purpose);

                      (iii) arise out of (A) any untrue statement of a material fact in the registration statement of the Portfolio filed on Form N-1A (including amendments and supplements thereto) or omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, (B) any untrue statement of a material fact in the registration statement of the Company (relating to the Fund) filed on Form N-1A (including amendments and supplements thereto) with respect to information about the Portfolio (including any investment performance information of the Portfolio) that is furnished by the Portfolio specifically for inclusion in the Company's Form N-1A, or omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, or (C) any untrue statement of a material fact in advertising or sales literature used by the Company on behalf of the Fund, or an omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, if included at the request, or with the written permission, of the Portfolio;

                      (iv) arise out of the Portfolio's failure to qualify as a regulated investment company under the Code;

                      (v) result from the failure of any representation or warranty made by the Portfolio to be accurate when made or the failure of the Portfolio to perform any covenant contained herein or to otherwise comply with the terms of this Agreement;

                      (vi) arise out of any unlawful or negligent act by the Portfolio, whether such act was committed against Meeder, Miller/Howard, the Portfolio, the Fund or any third party;

                      (vii) arise out of any claim that the systems, methodologies, or technology used in connection with operating the Portfolio, including the technologies associated with maintaining the master-feeder structure of the Portfolio, violates any license or infringes upon any patent or trademark;

                      (viii) arise out of any claim that the use of the names used by the Portfolio or any corresponding use by the Fund of names used by the Portfolio violates any license or infringes upon any trademark; or

                      (ix) result from any Liability of the Portfolio to any investor in the Portfolio (or shareholder thereof), other than the Fund (and its shareholders); provided, however, that in no case shall the Portfolio be liable with respect to any claim made against any such Covered Person unless such Covered Person shall have notified the Portfolio in writing of the nature of the claim within a reasonable time after the summons, other first legal process or formal or informal initiation of a regulatory investigation or proceeding shall have been served upon or provided to a Covered Person or any federal, state or local tax deficiency has come to the attention of the Fund or a Covered Person. Failure to notify the Portfolio of such claim shall not relieve it from any liability that it may have to any Covered Person otherwise than on account of the indemnification contained in this paragraph.

        (b) INDEMNIFICATION OF MILLER/HOWARD. The Portfolio will indemnify and hold harmless Miller/Howard, and each of its respective Trustees, directors and officers and each person, if any, who controls Miller/Howard within the meaning of Section 15 of the 1933 Act (each a "Miller/Howard Indemnified Party" and collectively, the "Miller/Howard Indemnified Parties") against any and all Liabilities (including the reasonable costs of investigating and defending against any claims therefor and any counsel fees incurred in connection therewith), which

                      (i) arise out of (A) any untrue statement of a material fact in the registration statement of the Portfolio filed on Form N-1A (including amendments and supplements thereto) or omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, (B) any untrue statement of a material fact in advertising or sales literature used by Miller/Howard, or an omission of any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, if included at the request, or with the written permission, of the Portfolio;

                      (ii) result from the failure of any representation or warranty made by the Portfolio to be accurate when made or the failure of the Portfolio to perform any covenant contained herein or to otherwise comply with the terms of this Agreement;

                      (iii) arise out of any unlawful or negligent act by the Portfolio, whether such act was committed against Miller/Howard, the Fund, the Company, the Portfolio, Meeder, or any third party.


Item 26.       Business and Other Connections of Investment Adviser
               ----------------------------------------------------

        Morgan Asset Management, Inc., a Tennessee corporation, the investment adviser to the Morgan Keegan Intermediate Bond Fund, the Morgan Keegan High Income Fund and the Morgan Keegan Select Financial Fund, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV filed on October 22, 1999 with the Securities and Exchange Commission (registration number 801-27629) and is incorporated herein by reference. T. S. J. Advisory Group, Inc., the Sub-Adviser to the Morgan Keegan Select Financial Fund is controlled by T. Stephen Johnson who also controls T. Stephen Johnson & Associates, Inc., a bank consulting firm and investment manager.

        Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., the investment adviser to the Morgan Keegan Core Equity Fund and the Morgan Keegan Utility Fund, is an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions.

Item 27.       Principal Underwriter
               ---------------------

(a)     Bedford Money Market Fund
        Morgan Keegan Southern Capital Fund, Inc.

(b)     Morgan Keegan & Company, Inc.


Name and                             Positions and                        Positions and
Principal Business                   Offices With                         Offices With
Address                              Underwriter                          Registrant
-------                              -----------                          ----------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.                 Chairman and                         Director,
                                     Chief Executive President
                                     Officer, Executive
                                     Managing Director

Joseph C. Weller                     Chief Financial                      Vice President,
                                     Officer, Executive                   Treasurer and
                                     Managing Director,                   Assistant Secretary
                                     Executive Vice President,
                                     Secretary and Treasurer

G. Douglas Edwards                   Vice Chairman                        None
                                     Executive Managing
                                     Director

John W. Stokes, Jr.                  Vice Chairman,                       None
                                     Executive Managing
                                     Director

Stephen P. Laffey                    President, Chief Operating           None
                                     Officer, Executive Managing
                                     Director

Robert A. Baird                      Executive                            None
                                     Managing Director

Jerome M. Dattel                     Executive                            None
                                     Managing Director

Richard S. Ferguson                  Executive                            None
                                     Managing Director

William F. Hughes, Jr.               Executive Managing                   None
                                     Director

Thomas V. Orr, Jr.                   Executive Managing                   None
                                     Director

James A. Parish, Jr.                 Executive Managing                   None
                                     Director

Minor Perkins                        Executive Managing                   None
                                     Director


Name and                             Positions and                        Positions and
Principal Business                   Offices With                         Offices With
Address                              Underwriter                          Registrant
-------                              -----------                          ----------

Allen B. Adler                       Managing Director                    None

Franklin P. Allen, III               Managing Director                    None

George E. Arras, Jr.                 Managing Director                    None

James N. Augustine, Jr.              Managing Director                    None

Joseph K. Ayers                      Managing Director                    None

Rodney D. Baber, Jr.                 Managing Director                    None

George E. Bagwell                    Managing Director                    None

Woodley H. Bagwell                   Managing Director                    None

Charles E. Bailey                    Managing Director                    None

Milton A. Barber                     Managing Director                    None

Joseph C. Barkley                    Managing Director                    None

Reginald E. Barnes                   Managing Director                    None

Glen E. Bascom                       Managing Director                    None

W. Preston Battle                    Managing Director                    None

Robert C. Berry                      Managing Director                    None

John D. Brewer                       Managing Director                    None

Susan Leonard Brown                  Managing Director                    None

Paul S. Burd                         Managing Director                    None

John B. Carr, Jr.                    Managing Director                    None

John C. Carson, Jr.                  Managing Director                    None

Ted H. Cashion                       Managing Director                    None

Marshall A. Clark                    Managing Director                    None

William F. Clay                      Managing Director                    None

Robert E. Cope                       Managing Director                    None

Mark W. Crowl                        Managing Director                    None

Harold L. Deaton                     Managing Director                    None

William W. Deupree, Jr.              Managing Director                    None


Name and                             Positions and                        Positions and
Principal Business                   Offices With                         Offices With
Address                              Underwriter                          Registrant
-------                              -----------                          ----------

James J. Dieck                       Managing Director                    None

Robert H. Dudley, Jr.                Managing Director                    None

Richard H. Eckels                    Managing Director                    None

Richard K. Fellows                   Managing Director                    None

Robert M. Fockler                    Managing Director                    None

James M. Fowler, Jr.                 Managing Director                    None

Wilmer J. Freiberg                   Managing Director                    None

Graham D.S. Fulton                   Managing Director                    None

James H. Ganier                      Managing Director                    None

John H. Geary                        Managing Director                    None

Robert D. Gooch, Jr.                 Managing Director                    None

James F. Gould                       Managing Director                    None

Terry C. Graves                      Managing Director                    None

John H. Grayson, Jr.                 Managing Director                    None

Gary W. Guinn                        Managing Director                    None

David M. Guthrie                     Managing Director                    None

Jan L. Gwin                          Managing Director                    None

Thomas M. Hahn                       Managing Director                    None

Thomas V. Harkins                    Managing Director                    None

Michael J. Harris                    Managing Director                    None

Haywood Henderson                    Managing Director                    None

Roderick E. Hennek                   Managing Director                    None

William P. Hinckley                  Managing Director                    None

Edwin L. Hoopes, III                 Managing Director                    None

Joe R. Jennings                      Managing Director                    None

Robert Jetmundsen                    Managing Director                    None

Ram P. Kasargod                      Managing Director                    None

Carol Sue Keathley                   Managing Director                    None





Name and                             Positions and                        Positions and
Principal Business                   Offices With                         Offices With
Address                              Underwriter                          Registrant
-------                              -----------                          ----------

Dan T. Keel III                      Managing Director                    None

Peter R. Klyce                       Managing Director                    None

Peter Stephen Knoop                  Managing Director                    None

W. Lawrence M. Knox, Jr.             Managing Director                    None

E. Carl Krausnick, Jr.               Managing Director                    None

James R. Ladyman                     Managing Director                    None

A. Welling LaGrone, Jr.              Managing Director                    None

Benton G. Landers                    Managing Director                    None

William M. Lellyett, Jr.             Managing Director                    None

W. G. Logan, Jr.                     Managing Director                    None

W. Gage Logan III                    Managing Director                    None

Wiley H. Maiden                      Managing Director                    None

John Henry Martin                    Managing Director                    None

William D. Mathis, III               Managing Director                    None

John Fox Matthews                    Managing Director                    None

Francis J. Maus                      Managing Director                    None

Charles D. Maxwell                   Managing Director                    Secretary and
                                                                          Assistant Treasurer

John Welsh Mayer                     Managing Director                    None

W. Ward Mayer                        Managing Director                    None

W. Neal McAtee                       Managing Director                    None

Harris L. McCraw III                 Managing Director                    None

Thomas J. McQuiston                  Managing Director                    None

Edward S. Michelson                  Managing Director                    None

G. Rolfe Miller                      Managing Director                    None

Gary C. Mills                        Managing Director                    None

David Montague                       Managing Director                    None

Robert M. Montague                   Managing Director                    None


Name and                             Positions and                        Positions and
Principal Business                   Offices With                         Offices With
Address                              Underwriter                          Registrant
-------                              -----------                          ----------

K. Brooks Monypeny                   Managing Director                    None

John G. Moss                         Managing Director                    None

Lewis A. Moyse                       Managing Director                    None

William G. Mueller                   Managing Director                    None

Mortimer S. Neblett                  Managing Director                    None

Philip G. Nichols                    Managing Director                    None

Michael O'Keefe                      Managing Director                    None

Jack A. Paratore                     Managing Director                    None

William T. Patterson                 Managing Director                    None

J. Christopher Perkins               Managing Director                    None

Logan B. Phillips, Jr.               Managing Director                    None

L. Jack Powell                       Managing Director                    None

S. Mark Powell                       Managing Director                    None

Richard L. Preis                     Managing Director                    None

C. David Ramsey                      Managing Director                    None

Hedi H. Reynolds                     Managing Director                    None

Donna L. Richardson                  Managing Director                    None

R. Michael Ricketts                  Managing Director                    None

Kathy L. Ridley                      Managing Director                    None

Thomas H. Roberts III                Managing Director                    None

Terry A. Robertson                   Managing Director                    None

Darien M. Roche                      Managing Director                    None

Kenneth L. Rowland                   Managing Director                    None

Michael L. Sain                      Managing Director                    None

W. Wendell Sanders                   Managing Director                    None

E. Elkan Scheidt                     Managing Director                    None

Ronald J. Schuberth                  Managing Director                    None


Name and                             Positions and                        Positions and
Principal Business                   Offices With                         Offices With
Address                              Underwriter                          Registrant
-------                              -----------                          ----------

H. Wade Schuessler                   Managing Director                    None

Lynn T. Shaw                         Managing Director                    None

Fred B. Smith                        Managing Director                    None

Richard J. Smith                     Managing Director                    None

Robert L. Snider                     Managing Director                    None

John B. Snowden, IV                  Managing Director                    None

Thomas A. Snyder                     Managing Director                    None

Richard A. Spell                     Managing Director                    None

John W. Stokes, III                  Managing Director                    None

John Burke Strange                   Managing Director                    None

James M. Tait, III                   Managing Director                    None

J. Crosby Taylor, Jr.                Managing Director                    None

Phillip C. Taylor                    Managing Director                    None

Van C. Thompson                      Managing Director                    None

John D. Threadgill                   Managing Director                    None

P. Gibbs Vestal                      Managing Director                    None

Edmund J. Wall                       Managing Director                    None

W. Charles Warner                    Managing Director                    None

Richard E. Watson                    Managing Director                    None

John E. Wilfong                      Managing Director                    None

John S. Wilson                       Managing Director                    None

J. William Wyker III                 Managing Director                    None

Paul B. Young, Jr.                   Managing Director                    None

John J. Zollinger, III               Managing Director                    None

William D. Zollinger                 Managing Director                    None



(c)     None

Item 28.       Location of Accounts and Records
               --------------------------------

        Morgan Keegan Intermediate Bond Fund, Morgan Keegan High Income Fund and Morgan Keegan Select Financial Fund and Morgan Keegan Select Capital Growth Fund:
        ------------------------------------------------------------------------

        The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103.

        Morgan Keegan Core Equity Fund and Morgan Keegan Utility Fund:
        --------------------------------------------------------------

        The books and other  documents  required by paragraphs  (b) (4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., at 6000 Memorial Drive, Dublin, OH 43017. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. Certain custodial records are in the custody of Firstar Bank, N.A., the Funds' custodian at 425 Walnut Street, Cincinnati, Ohio 45202. All other records are kept in the custody of Mutual Funds Service Co., 6000 Memorial Drive, Dublin, OH 43017.

Item 29.       Management Services
               -------------------

        Not applicable

Item 30.       Undertakings - none
               ------------

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Morgan Keegan Select Fund, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 21st day of August, 2000.

                         MORGAN KEEGAN SELECT FUND, INC.


                          By: /s/ Allen B. Morgan, Jr.
                              -------------------------------
                              Allen B. Morgan, Jr., President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                TITLE                        DATE
---------                                -----                        ----


/s/ Allen B. Morgan, Jr.                 Director and President       August 21, 2000
------------------------------           (Chief Executive
Allen B. Morgan, Jr.                     Officer)



/s/ Joseph C. Weller                     Vice President and           August 21, 2000
------------------------------           Treasurer (Chief
Joseph C. Weller                         Financial Officer)



/s/ James D. Witherington, Jr.           Director                     August 21, 2000
------------------------------
James D. Witherington, Jr.



/s/ William F. Hughes, Jr.               Director                     August 21, 2000
------------------------------
William F. Hughes, Jr.



------------------------------           Director                     August 21, 2000
William Jefferies Mann



/s/ James Stillman R. McFadden           Director                     August 21, 2000
------------------------------
James Stillman R. McFadden

                         MORGAN KEEGAN SELECT FUND, INC.

                                  Exhibit Index

Exhibit (a) (4)       Articles of Amendment dated August 21, 2000 to the
                      Articles of  Incorporation of Morgan Keegan Select Fund,
                      Inc.

Exhibit (b) (1)       Amendment to Bylaws of Morgan Keegan Select Fund, Inc.

Exhibit (d) (6)       Investment  Advisory  and  Management   Agreement  between
                      Morgan   Keegan   Select  Fund,   Inc.  and  Morgan  Asset
                      Management,  Inc.  with  respect to Morgan  Keegan  Select
                      Capital Growth Fund

Exhibit (h) (1)       Amended and Restated  Fund  Accounting  Service  Agreement
                      between  Morgan  Keegan & Company,  Inc. and Morgan Keegan
                      Select Fund, Inc.

Exhibit (h) (2)       Amended and Restated Transfer Agency and Service Agreement
                      between  Morgan  Keegan & Company,  Inc. and Morgan Keegan
                      Select Fund, Inc.

Exhibit (h) (6)       Form  of   Participation  Agreement  among   Growth  Stock
                      Portfolio,  Meeder Asset Management,  Inc., Sector Capital
                      Management,  L.L.C.  and Morgan Keegan  Select Fund,  Inc.
                      with respect to Morgan Keegan Core Equity Fund

Exhibit (h) (7)       Form of Participation Agreement among the Utilities  Stock
                      Portfolio,  Meeder Asset Management,  Inc.,  Miller/Howard
                      Investmetns, Inc. and Morgan Keegan Select Fund, Inc. with respect to Morgan Keegan Utility Fund

Exhibit (i) (3)       Legal Opinion with respect to Morgan  Keegan  Intermediate
                      Bond  Fund,  Morgan  Keegan  High  Income  Fund and Morgan
                      Keegan Select Capital Growth Fund

Exhibit (j) (1)       Accountants' Consent  with  respect  to Morgan Keegan High
                      Income Fund and Morgan Keegan Intermediate Bond Fund

Exhibit (j) (2)       Accountant's Consent with respect to Morgan  Keegan Select
                      Capital Growth Fund

Exhibit (m) (2)       Distribution  Plan pursuant to Rule 12b-1 of Morgan Keegan
                      Select Fund, Inc. for Class A shares of Morgan Keegan Core
                      Equity Fund,  Morgan Keegan  Utility  Fund,  Morgan Keegan
                      Select  Financial  Fund and Morgan Keegan  Select  Capital
                      Growth Fund

Exhibit (m) (3)       Distribution  Plan pursuant to Rule 12b-1 of Morgan Keegan
                      Select Fund, Inc. for Class C shares

Exhibit (m) (3) (a)   Distribution  Fee  Addendum  to  the   Distribution   Plan
                      pursuant to Rule 12b-1 of Morgan Keegan Select Fund,  Inc.
                      for Class C shares

Exhibit (n)           Amended and Restated  Multiple Class Plan pursuant to Rule
                      18f-3 of Morgan Keegan Select Fund, Inc.